UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

AB MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2024

Date of reporting period: May 31, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: AAZYX

May 31, 2024

AB Arizona Portfolio

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Arizona Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AAZYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$54	0.53%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes, except Class C, outperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection, as well as an overweight to credit contributed to performance, relative to the benchmark. Security selection within water and sewer and prepay energy contributed, while selection within miscellaneous revenue and not-for-profit health care detracted.

The Fund used derivatives for hedging purposes in the form of interest rate swaps, which contributed to performance, and Consumer Price Index swaps, which had no material impact on performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, sector allocation was the primary contributor to performance.

Top detractors from performance:

  Selection within several sectors offset the gains from sector allocation throughout the period.

Security Selection

Top contributors

  Water and Sewer

  Prepay Energy

  Airports

Sector

Top contributors

  Public Primary/Secondary Education

  Senior Living

  State General Obligation

Top detractors

  Miscellaneous Revenue

  Not-for-Profit Health Care

  Public Higher Education

Top detractors

  Public Higher Education

  Toll Roads/Transit

  Single Family Housing

Advisor Class: AAZYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg Municipal Bond Index
03/21	$10,000	$10,000
05/21	$10,166	$10,121
05/22	$9,617	$9,433
05/23	$9,536	$9,479
05/24	$9,865	$9,733

Average Annual Total Returns

	1 Year	Since Inception 3/24/21
Advisor Class (without sales charge)	3.45%	- 0.42%
Advisor Class (with sales charge)	3.45%	-0.42%
Bloomberg Municipal Bond Index	2.67%	- 0.85%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/AAZYX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$80,415,523
# of Portfolio Holdings	97
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$128,253

Advisor Class: AAZYX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	6.2%
AA	35.1%
A	19.1%
BBB	16.5%
BB	7.2%
B	0.3%
CCC	1.4%
Pre-refunded	5.8%
Not Rated	8.4%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AAZYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: AAZYX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AAZYX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

MIFII-AZ-ADV-0153-0524

Advisor Class: AAZYX

4

Class A: AAZAX

May 31, 2024

AB Arizona Portfolio

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Arizona Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AAZAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.78%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes, except Class C, outperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection, as well as an overweight to credit contributed to performance, relative to the benchmark. Security selection within water and sewer and prepay energy contributed, while selection within miscellaneous revenue and not-for-profit health care detracted.

The Fund used derivatives for hedging purposes in the form of interest rate swaps, which contributed to performance, and Consumer Price Index swaps, which had no material impact on performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, sector allocation was the primary contributor to performance.

Top detractors from performance:

  Selection within several sectors offset the gains from sector allocation throughout the period.

Security Selection

Top contributors

  Water and Sewer

  Prepay Energy

  Airports

Sector

Top contributors

  Public Primary/Secondary Education

  Senior Living

  State General Obligation

Top detractors

  Miscellaneous Revenue

  Not-for-Profit Health Care

  Public Higher Education

Top detractors

  Public Higher Education

  Toll Roads/Transit

  Single Family Housing

Class A: AAZAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class A	Bloomberg Municipal Bond Index
05/14	$9,701	$10,000
05/15	$10,033	$10,318
05/16	$10,685	$10,924
05/17	$10,822	$11,083
05/18	$10,963	$11,207
05/19	$11,504	$11,925
05/20	$11,620	$12,399
05/21	$12,371	$12,986
05/22	$11,675	$12,104
05/23	$11,547	$12,163
05/24	$11,915	$12,488

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (without sales charge)	3.18%	0.66%	2.08%
Class A (with sales charge)	0.12%	0.04%	1.77%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/AAZAX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$80,415,523
# of Portfolio Holdings	97
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$128,253

Class A: AAZAX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	6.2%
AA	35.1%
A	19.1%
BBB	16.5%
BB	7.2%
B	0.3%
CCC	1.4%
Pre-refunded	5.8%
Not Rated	8.4%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AAZAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: AAZAX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AAZAX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

MIFII-AZ-A-0153-0524

Class A: AAZAX

4

Class C: AAZCX

May 31, 2024

AB Arizona Portfolio

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Arizona Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AAZCX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$155	1.53%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes, except Class C, outperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection, as well as an overweight to credit contributed to performance, relative to the benchmark. Security selection within water and sewer and prepay energy contributed, while selection within miscellaneous revenue and not-for-profit health care detracted.

The Fund used derivatives for hedging purposes in the form of interest rate swaps, which contributed to performance, and Consumer Price Index swaps, which had no material impact on performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, sector allocation was the primary contributor to performance.

Top detractors from performance:

  Selection within several sectors offset the gains from sector allocation throughout the period.

Security Selection

Top contributors

  Water and Sewer

  Prepay Energy

  Airports

Sector

Top contributors

  Public Primary/Secondary Education

  Senior Living

  State General Obligation

Top detractors

  Miscellaneous Revenue

  Not-for-Profit Health Care

  Public Higher Education

Top detractors

  Public Higher Education

  Toll Roads/Transit

  Single Family Housing

Class C: AAZCX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class C	Bloomberg Municipal Bond Index
05/14	$10,000	$10,000
05/15	$10,260	$10,318
05/16	$10,856	$10,924
05/17	$10,904	$11,083
05/18	$10,963	$11,207
05/19	$11,427	$11,925
05/20	$11,449	$12,399
05/21	$12,099	$12,986
05/22	$11,341	$12,104
05/23	$11,134	$12,163
05/24	$11,392	$12,488

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (without sales charge)	2.31%	- 0.10%	1.31%
Class C (with sales charge)	1.31%	-0.10%	1.31%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/AAZCX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$80,415,523
# of Portfolio Holdings	97
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$128,253

Class C: AAZCX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	6.2%
AA	35.1%
A	19.1%
BBB	16.5%
BB	7.2%
B	0.3%
CCC	1.4%
Pre-refunded	5.8%
Not Rated	8.4%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AAZCX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: AAZCX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AAZCX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

MIFII-AZ-C-0153-0524

Class C: AAZCX

4

Advisor Class: AMAYX

May 31, 2024

AB Massachusetts Portfolio

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Massachusetts Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AMAYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$53	0.52%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes, except Class C, outperformed the Bloomberg Municipal Bond Index, before sales charges. Security selection and an overweight to credit contributed to performance, relative to the benchmark. Security selection within private higher education and special tax contributed, while selection in the not-for-profit health care and utility Industrial Development Revenue (“IDR”) detracted.

The Fund used derivatives for hedging purposes in the form of interest rate swaps, which added to performance, and Consumer Price Index swaps, which had no material impact on performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, overall security selection within several sectors contributed to the Fund's performance.

Top detractors from performance:

  Negative industry allocation offset gains from security selection throughout the 12-month period.

Security Selection

Top contributors

  Private Higher Education

  Special Tax

  State General Obligation

Sector

Top contributors

  Senior Living

  Water and Sewer

Top detractors

  Not-for-Profit Health Care

  Utility IDR

  Local General Obligation

Top detractors

  Prepay Energy

  Toll Roads

  Single Family Housing

Advisor Class: AMAYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg Municipal Bond Index
07/16	$10,000	$10,000
05/17	$9,952	$10,004
05/18	$10,052	$10,116
05/19	$10,529	$10,764
05/20	$10,770	$11,192
05/21	$10,569	$11,722
05/22	$10,830	$10,925
05/23	$10,787	$10,979
05/24	$11,095	$11,272

Average Annual Total Returns

	1 Year	5 Years	Since Inception 7/26/16
Advisor Class (without sales charge)	2.85%	1.00%	1.33%
Advisor Class (with sales charge)	2.85%	1.00%	1.33%
Bloomberg Municipal Bond Index	2.67%	0.93%	1.54%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/AMAYX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$232,659,080
# of Portfolio Holdings	141
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$731,658

Advisor Class: AMAYX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	13.2%
AA	36.7%
A	17.4%
BBB	19.2%
BB	2.8%
A-1+	0.9%
SP-1+	0.4%
SP-1	0.9%
Pre-refunded	5.8%
Not Rated	2.7%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AMAYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: AMAYX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AMAYX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

MIFII-MA-ADV-0153-0524

Advisor Class: AMAYX

4

Class A: AMAAX

May 31, 2024

AB Massachusetts Portfolio

SCAN ME

Please scan QR code for

Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Massachusetts Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AMAAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.77%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes, except Class C, outperformed the Bloomberg Municipal Bond Index, before sales charges. Security selection and an overweight to credit contributed to performance, relative to the benchmark. Security selection within private higher education and special tax contributed, while selection in the not-for-profit health care and utility Industrial Development Revenue (“IDR”) detracted.

The Fund used derivatives for hedging purposes in the form of interest rate swaps, which added to performance, and Consumer Price Index swaps, which had no material impact on performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, overall security selection within several sectors contributed to the Fund's performance.

Top detractors from performance:

  Negative industry allocation offset gains from security selection throughout the 12-month period.

Security Selection

Top contributors

  Private Higher Education

  Special Tax

  State General Obligation

Sector

Top contributors

  Senior Living

  Water and Sewer

Top detractors

  Not-for-Profit Health Care

  Utility IDR

  Local General Obligation

Top detractors

  Prepay Energy

  Toll Roads

  Single Family Housing

Class A: AMAAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class A	Bloomberg Municipal Bond Index
05/14	$9,702	$10,000
05/15	$10,005	$10,318
05/16	$10,544	$10,924
05/17	$10,626	$11,083
05/18	$10,705	$11,207
05/19	$11,186	$11,925
05/20	$11,401	$12,399
05/21	$12,217	$12,986
05/22	$11,407	$12,104
05/23	$11,333	$12,163
05/24	$11,638	$12,488

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (without sales charge)	2.69%	0.75%	1.84%
Class A (with sales charge)	-0.40%	0.13%	1.53%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/AMAAX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$232,659,080
# of Portfolio Holdings	141
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$731,658

Class A: AMAAX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	13.2%
AA	36.7%
A	17.4%
BBB	19.2%
BB	2.8%
A-1+	0.9%
SP-1+	0.4%
SP-1	0.9%
Pre-refunded	5.8%
Not Rated	2.7%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AMAAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: AMAAX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AMAAX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

MIFII-MA-A-0153-0524

Class A: AMAAX

4

Class C: AMACX

May 31, 2024

AB Massachusetts Portfolio

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Massachusetts Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AMACX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$153	1.52%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes, except Class C, outperformed the Bloomberg Municipal Bond Index, before sales charges. Security selection and an overweight to credit contributed to performance, relative to the benchmark. Security selection within private higher education and special tax contributed, while selection in the not-for-profit health care and utility Industrial Development Revenue (“IDR”) detracted.

The Fund used derivatives for hedging purposes in the form of interest rate swaps, which added to performance, and Consumer Price Index swaps, which had no material impact on performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, overall security selection within several sectors contributed to the Fund's performance.

Top detractors from performance:

  Negative industry allocation offset gains from security selection throughout the 12-month period.

Security Selection

Top contributors

  Private Higher Education

  Special Tax

  State General Obligation

Sector

Top contributors

  Senior Living

  Water and Sewer

Top detractors

  Not-for-Profit Health Care

  Utility IDR

  Local General Obligation

Top detractors

  Prepay Energy

  Toll Roads

  Single Family Housing

Class C: AMACX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class C	Bloomberg Municipal Bond Index
05/14	$10,000	$10,000
05/15	$10,240	$10,318
05/16	$10,712	$10,924
05/17	$10,715	$11,083
05/18	$10,714	$11,207
05/19	$11,121	$11,925
05/20	$11,243	$12,399
05/21	$11,959	$12,986
05/22	$11,080	$12,104
05/23	$10,926	$12,163
05/24	$11,137	$12,488

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (without sales charge)	1.92%	- 0.01%	1.08%
Class C (with sales charge)	0.93%	-0.01%	1.08%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/AMACX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$232,659,080
# of Portfolio Holdings	141
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$731,658

Class C: AMACX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	13.2%
AA	36.7%
A	17.4%
BBB	19.2%
BB	2.8%
A-1+	0.9%
SP-1+	0.4%
SP-1	0.9%
Pre-refunded	5.8%
Not Rated	2.7%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AMACX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: AMACX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AMACX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

MIFII-MA-C-0153-0524

Class C: AMACX

4

Class A: AMNAX

May 31, 2024

AB Minnesota Portfolio

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Minnesota Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AMNAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	0.85%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, both share classes underperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection detracted from overall performance, relative to the benchmark. Specifically, security selection within local general obligation and not-for-profit health care detracted, while selection within miscellaneous revenue and senior living contributed.

The Fund used derivatives for hedging purposes in the form of interest rate swaps, which contributed to performance, and Consumer Price Index swaps, which had no material impact on performance.

Performance Highlights

Top contributors to performance:

  Sector allocation and security selection within several sectors offset the losses from performance.

Top detractors from performance:

  During the 12-month period, negative sector allocation and security selection detracted from overall performance. Specifically, an underweight to toll roads and an overweight to local general obligation detracted.

Security Selection

Top contributors

  Miscellaneous Revenue

  Senior Living

  Water and Sewer

Sector

Top contributors

  Not-for-Profit Health Care

  Senior Living

  State General Obligation

Top detractors

  Local General Obligation

  Not-for-Profit Health Care

  Special Tax

Top detractors

  Toll Roads

  Local General Obligation

  Prepay Energy

Class A: AMNAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class A	Bloomberg Municipal Bond Index
05/14	$9,702	$10,000
05/15	$9,966	$10,318
05/16	$10,488	$10,924
05/17	$10,596	$11,083
05/18	$10,669	$11,207
05/19	$11,178	$11,925
05/20	$11,485	$12,399
05/21	$12,044	$12,986
05/22	$11,339	$12,104
05/23	$11,243	$12,163
05/24	$11,458	$12,488

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (without sales charge)	1.92%	0.45%	1.68%
Class A (with sales charge)	-1.13%	-0.16%	1.37%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/AMNAX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$30,611,642
# of Portfolio Holdings	42
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$(88,989)

Class A: AMNAX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	10.4%
AA	23.2%
A	29.8%
BBB	29.7%
BB	2.3%
Not Rated	4.6%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AMNAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: AMNAX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AMNAX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Please scan QR code for

Fund Information

MIFII-MN-A-0153-0524

Class A: AMNAX

4

Class C: AMNCX

May 31, 2024

AB Minnesota Portfolio

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Minnesota Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AMNCX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$161	1.60%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, both share classes underperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection detracted from overall performance, relative to the benchmark. Specifically, security selection within local general obligation and not-for-profit health care detracted, while selection within miscellaneous revenue and senior living contributed.

The Fund used derivatives for hedging purposes in the form of interest rate swaps, which contributed to performance, and Consumer Price Index swaps, which had no material impact on performance.

Performance Highlights

Top contributors to performance:

  Sector allocation and security selection within several sectors offset the losses from performance.

Top detractors from performance:

  During the 12-month period, negative sector allocation and security selection detracted from overall performance. Specifically, an underweight to toll roads and an overweight to local general obligation detracted.

Security Selection

Top contributors

  Miscellaneous Revenue

  Senior Living

  Water and Sewer

Sector

Top contributors

  Not-for-Profit Health Care

  Senior Living

  State General Obligation

Top detractors

  Local General Obligation

  Not-for-Profit Health Care

  Special Tax

Top detractors

  Toll Roads

  Local General Obligation

  Prepay Energy

Class C: AMNCX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class C	Bloomberg Municipal Bond Index
05/14	$10,000	$10,000
05/15	$10,198	$10,318
05/16	$10,652	$10,924
05/17	$10,681	$11,083
05/18	$10,674	$11,207
05/19	$11,117	$11,925
05/20	$11,318	$12,399
05/21	$11,779	$12,986
05/22	$11,007	$12,104
05/23	$10,832	$12,163
05/24	$10,956	$12,488

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (without sales charge)	1.15%	- 0.32%	0.92%
Class C (with sales charge)	0.15%	-0.32%	0.92%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/AMNCX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$30,611,642
# of Portfolio Holdings	42
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$(88,989)

Class C: AMNCX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	10.4%
AA	23.2%
A	29.8%
BBB	29.7%
BB	2.3%
Not Rated	4.6%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AMNCX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: AMNCX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AMNCX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

MIFII-MN-C-0153-0524

Class C: AMNCX

4

Class A: ANJAX

May 31, 2024

AB New Jersey Portfolio

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB New Jersey Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANJAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.82%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, Class A outperformed the Bloomberg Municipal Bond Index, while Class C underperformed, before sales charges. Sector and security selection, as well as an overweight to credit contributed to performance, relative to the benchmark. Security selection within ports and water and sewer contributed, while selection within utility Industrial Development Revenue (“IDR”) and airline IDR detracted from overall performance.

The Fund used derivatives for hedging purposes in the form of interest rate swaps, which contributed to performance, and Consumer Price Index swaps, which had no material impact on performance.

Performance Highlights

Top contributors to performance:

  Security selection primarily contributed to overall performance of the Fund.

Top detractors from performance:

  Despite positive sector and security selection, allocations within several sectors offset the Fund's gains.

Security Selection

Top contributors

  Ports

  Water and Sewer

  Special Tax

Sector

Top contributors

  Public Primary/Secondary Education

  State General Obligation

  MSA Tobacco Securitization

Top detractors

  Utility IDR

  Airline IDR

  Public Primary/Secondary Education

Top detractors

  Prepay Energy

  Airports

  Asset-backed Securities

Class A: ANJAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class A	Bloomberg Municipal Bond Index
05/14	$9,704	$10,000
05/15	$9,899	$10,318
05/16	$10,520	$10,924
05/17	$10,711	$11,083
05/18	$10,887	$11,207
05/19	$11,459	$11,925
05/20	$11,547	$12,399
05/21	$12,557	$12,986
05/22	$11,840	$12,104
05/23	$11,905	$12,163
05/24	$12,239	$12,488

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (without sales charge)	2.81%	1.27%	2.35%
Class A (with sales charge)	-0.28%	0.67%	2.04%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ANJAX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$63,272,727
# of Portfolio Holdings	81
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$38,715

Class A: ANJAX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AA	39.0%
A	30.2%
BBB	22.8%
BB	4.1%
Not Rated	3.9%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ANJAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: ANJAX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ANJAX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

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Fund Information

MIFII-NJ-A-0153-0524

Class A: ANJAX

4

Class C: ANJCX

May 31, 2024

AB New Jersey Portfolio

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB New Jersey Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANJCX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$159	1.57%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, Class A outperformed the Bloomberg Municipal Bond Index, while Class C underperformed, before sales charges. Sector and security selection, as well as an overweight to credit contributed to performance, relative to the benchmark. Security selection within ports and water and sewer contributed, while selection within utility Industrial Development Revenue (“IDR”) and airline IDR detracted from overall performance.

The Fund used derivatives for hedging purposes in the form of interest rate swaps, which contributed to performance, and Consumer Price Index swaps, which had no material impact on performance.

Performance Highlights

Top contributors to performance:

  Security selection primarily contributed to overall performance of the Fund.

Top detractors from performance:

  Despite positive sector and security selection, allocations within several sectors offset the Fund's gains.

Security Selection

Top contributors

  Ports

  Water and Sewer

  Special Tax

Sector

Top contributors

  Public Primary/Secondary Education

  State General Obligation

  MSA Tobacco Securitization

Top detractors

  Utility IDR

  Airline IDR

  Public Primary/Secondary Education

Top detractors

  Prepay Energy

  Airports

  Asset-backed Securities

Class C: ANJCX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class C	Bloomberg Municipal Bond Index
05/14	$10,000	$10,000
05/15	$10,119	$10,318
05/16	$10,672	$10,924
05/17	$10,796	$11,083
05/18	$10,891	$11,207
05/19	$11,384	$11,925
05/20	$11,379	$12,399
05/21	$12,268	$12,986
05/22	$11,491	$12,104
05/23	$11,455	$12,163
05/24	$11,701	$12,488

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (without sales charge)	2.14%	0.51%	1.58%
Class C (with sales charge)	1.15%	0.51%	1.58%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ANJCX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$63,272,727
# of Portfolio Holdings	81
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$38,715

Class C: ANJCX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AA	39.0%
A	30.2%
BBB	22.8%
BB	4.1%
Not Rated	3.9%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ANJCX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: ANJCX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ANJCX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

MIFII-NJ-C-0153-0524

Class C: ANJCX

4

Class A: AOHAX

May 31, 2024

AB Ohio Portfolio

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Ohio Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AOHAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.81%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, Class A shares outperformed the Bloomberg Municipal Bond Index, while the Class C underperformed the benchmark, before sales charges. Sector and security selection, as well as an overweight to credit, contributed to performance, relative to the benchmark. Security selection within private higher education and miscellaneous revenue contributed, while selection within utility Industrial Development Revenue (“IDR”) and multi-family housing detracted.

The Fund used derivatives for hedging purposes in the form of interest rate swaps, which contributed to performance, and Consumer Price Index swaps, which had no material impact on performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection, specifically overweights to private higher education and miscellaneous revenue, was the primary contributor to performance.

Top detractors from performance:

  Sector allocation offset the gains from security selection throughout the 12-month period.

Security Selection

Top contributors

  Private Higher Education

  Miscellaneous Revenue

  Not-for-Profit Health Care

Sector

Top contributors

  Not-for-Profit Health Care

  State General Obligation

  Senior Living

Top detractors

  Utility IDR

  Multi-Family Housing

  Senior Living

Top detractors

  Public Higher Education

  Prepay Energy

  Airports

Class A: AOHAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class A	Bloomberg Municipal Bond Index
05/14	$9,697	$10,000
05/15	$9,991	$10,318
05/16	$10,619	$10,924
05/17	$10,757	$11,083
05/18	$10,819	$11,207
05/19	$11,313	$11,925
05/20	$11,506	$12,399
05/21	$12,357	$12,986
05/22	$11,611	$12,104
05/23	$11,514	$12,163
05/24	$11,908	$12,488

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (without sales charge)	3.42%	0.98%	2.08%
Class A (with sales charge)	0.35%	0.37%	1.76%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/AOHAX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$43,760,522
# of Portfolio Holdings	70
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$(46,474)

Class A: AOHAX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	4.2%
AA	24.0%
A	30.0%
BBB	28.8%
BB	3.9%
Not Rated	9.1%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AOHAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: AOHAX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AOHAX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Please scan QR code for

Fund Information

MIFII-OH-A-0153-0524

Class A: AOHAX

4

Class C: AOHCX

May 31, 2024

AB Ohio Portfolio

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Ohio Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AOHCX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$158	1.56%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, Class A shares outperformed the Bloomberg Municipal Bond Index, while the Class C underperformed the benchmark, before sales charges. Sector and security selection, as well as an overweight to credit, contributed to performance, relative to the benchmark. Security selection within private higher education and miscellaneous revenue contributed, while selection within utility Industrial Development Revenue (“IDR”) and multi-family housing detracted.

The Fund used derivatives for hedging purposes in the form of interest rate swaps, which contributed to performance, and Consumer Price Index swaps, which had no material impact on performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection, specifically overweights to private higher education and miscellaneous revenue, was the primary contributor to performance.

Top detractors from performance:

  Sector allocation offset the gains from security selection throughout the 12-month period.

Security Selection

Top contributors

  Private Higher Education

  Miscellaneous Revenue

  Not-for-Profit Health Care

Sector

Top contributors

  Not-for-Profit Health Care

  State General Obligation

  Senior Living

Top detractors

  Utility IDR

  Multi-Family Housing

  Senior Living

Top detractors

  Public Higher Education

  Prepay Energy

  Airports

Class C: AOHCX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class C	Bloomberg Municipal Bond Index
05/14	$10,000	$10,000
05/15	$10,230	$10,318
05/16	$10,793	$10,924
05/17	$10,851	$11,083
05/18	$10,843	$11,207
05/19	$11,261	$11,925
05/20	$11,360	$12,399
05/21	$12,109	$12,986
05/22	$11,280	$12,104
05/23	$11,102	$12,163
05/24	$11,396	$12,488

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (without sales charge)	2.65%	0.20%	1.32%
Class C (with sales charge)	1.65%	0.20%	1.32%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/AOHCX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$43,760,522
# of Portfolio Holdings	70
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$(46,474)

Class C: AOHCX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	4.2%
AA	24.0%
A	30.0%
BBB	28.8%
BB	3.9%
Not Rated	9.1%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AOHCX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: AOHCX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AOHCX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Please scan QR code for

Fund Information

MIFII-OH-C-0153-0524

Class C: AOHCX

4

Class A: APAAX

May 31, 2024

AB Pennsylvania Portfolio

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Pennsylvania Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/APAAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	0.85%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended May 31, 2024, all share classes underperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection detracted, while an overweight to credit contributed to performance, relative to the benchmark. Security selection within utility Industrial Development Revenue ("IDR") and senior living detracted, while selection within private higher education and not-for-profit health care contributed.

The Fund used derivatives for hedging purposes in the form interest rate swaps, which added for the 12-month period, and Consumer Price Index swaps, which had no material impact on performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, positive industry allocation and security selection contributed to the Fund. Selection within education, health care and revenue contributed to performance.

Top detractors from performance:

  Overall security selection and sector allocation offset some gains during the 12-month period.

Security Selection

Top contributors

  Private Higher Education

  Not-for-Profit Health Care

  Miscellaneous Revenue

Sector

Top contributors

  Public Primary/Secondary Education

  Senior Living

  State General Obligation

Top detractors

  Utility IDR

  Senior Living

  Water and Sewer

Top detractors

  Prepay Energy

  Toll Roads

  Airports

Class A: APAAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class A	Bloomberg Municipal Bond Index
05/14	$9,703	$10,000
05/15	$9,971	$10,318
05/16	$10,552	$10,924
05/17	$10,700	$11,083
05/18	$10,818	$11,207
05/19	$11,341	$11,925
05/20	$11,592	$12,399
05/21	$12,421	$12,986
05/22	$11,637	$12,104
05/23	$11,519	$12,163
05/24	$11,820	$12,488

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (without sales charge)	2.61%	0.78%	1.99%
Class A (with sales charge)	-0.50%	0.16%	1.69%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/APAAX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$47,178,230
# of Portfolio Holdings	75
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$(27,642)

Class A: APAAX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AA	33.5%
A	31.2%
BBB	13.7%
BB	11.0%
B	1.0%
CCC	1.0%
Pre-refunded	1.4%
Not Rated	7.2%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/APAAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: APAAX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/APAAX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

MIFII-PA-A-0153-0524

Class A: APAAX

4

Class C: APACX

May 31, 2024

AB Pennsylvania Portfolio

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Pennsylvania Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/APACX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$162	1.60%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended May 31, 2024, all share classes underperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection detracted, while an overweight to credit contributed to performance, relative to the benchmark. Security selection within utility Industrial Development Revenue ("IDR") and senior living detracted, while selection within private higher education and not-for-profit health care contributed.

The Fund used derivatives for hedging purposes in the form interest rate swaps, which added for the 12-month period, and Consumer Price Index swaps, which had no material impact on performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, positive industry allocation and security selection contributed to the Fund. Selection within education, health care and revenue contributed to performance.

Top detractors from performance:

  Overall security selection and sector allocation offset some gains during the 12-month period.

Security Selection

Top contributors

  Private Higher Education

  Not-for-Profit Health Care

  Miscellaneous Revenue

Sector

Top contributors

  Public Primary/Secondary Education

  Senior Living

  State General Obligation

Top detractors

  Utility IDR

  Senior Living

  Water and Sewer

Top detractors

  Prepay Energy

  Toll Roads

  Airports

Class C: APACX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class C	Bloomberg Municipal Bond Index
05/14	$10,000	$10,000
05/15	$10,203	$10,318
05/16	$10,717	$10,924
05/17	$10,796	$11,083
05/18	$10,834	$11,207
05/19	$11,279	$11,925
05/20	$11,424	$12,399
05/21	$12,160	$12,986
05/22	$11,295	$12,104
05/23	$11,097	$12,163
05/24	$11,313	$12,488

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (without sales charge)	1.95%	0.02%	1.24%
Class C (with sales charge)	0.95%	0.02%	1.24%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/APACX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$47,178,230
# of Portfolio Holdings	75
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$(27,642)

Class C: APACX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AA	33.5%
A	31.2%
BBB	13.7%
BB	11.0%
B	1.0%
CCC	1.0%
Pre-refunded	1.4%
Not Rated	7.2%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/APACX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: APACX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/APACX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

MIFII-PA-C-0153-0524

Class C: APACX

4

Advisor Class: AVAYX

May 31, 2024

AB Virginia Portfolio

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Virginia Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AVAYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$56	0.55%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes, except the Advisor class, underperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection, as well as credit contributed to performance, relative to the benchmark. Specifically, security selection within toll roads/transit and special tax contributed, while selection within ports and senior living detracted.

The Fund used derivatives for hedging purposes in the form of interest rate swaps, which contributed to performance and Consumer Price Index swaps, which had no material impact on performance.

Performance Highlights

Top contributors to performance:

  Sector allocation and security selection were positive, which contributed to overall performance.

Top detractors from performance:

  Underweights within security selection offset gains and detracted from the Fund's overall performance.

Security Selection

Top contributors

  Toll Roads/Transit

  Special Tax

  Airports

Sector

Top contributors

  Senior Living

  State General Obligation

  Toll Roads/Transit

Top detractors

  Ports

  Senior Living

  Utility IDR

Top detractors

  Prepay Energy

Advisor Class: AVAYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg Municipal Bond Index
07/16	$10,000	$10,000
05/17	$10,014	$10,004
05/18	$10,150	$10,116
05/19	$10,645	$10,764
05/20	$10,882	$11,192
05/21	$11,673	$11,722
05/22	$10,924	$10,925
05/23	$10,911	$10,979
05/24	$11,226	$11,272

Average Annual Total Returns

	1 Year	5 Years	Since Inception 7/26/16
Advisor Class (without sales charge)	2.89%	1.02%	1.48%
Advisor Class (with sales charge)	2.89%	1.02%	1.48%
Bloomberg Municipal Bond Index	2.67%	0.93%	1.54%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/AVAYX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$191,595,197
# of Portfolio Holdings	119
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$716,706

Advisor Class: AVAYX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.7%
AA	33.0%
A	16.7%
BBB	18.3%
BB	2.9%
B	1.5%
A-1	0.8%
Pre-refunded	13.0%
Not Rated	6.1%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AVAYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: AVAYX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AVAYX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

MIFII-VA-ADV-0153-0524

Advisor Class: AVAYX

4

Class A: AVAAX

May 31, 2024

AB Virginia Portfolio

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Virginia Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AVAAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.80%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes, except the Advisor class, underperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection, as well as credit contributed to performance, relative to the benchmark. Specifically, security selection within toll roads/transit and special tax contributed, while selection within ports and senior living detracted.

The Fund used derivatives for hedging purposes in the form of interest rate swaps, which contributed to performance and Consumer Price Index swaps, which had no material impact on performance.

Performance Highlights

Top contributors to performance:

  Sector allocation and security selection were positive, which contributed to overall performance.

Top detractors from performance:

  Underweights within security selection offset gains and detracted from the Fund's overall performance.

Security Selection

Top contributors

  Toll Roads/Transit

  Special Tax

  Airports

Sector

Top contributors

  Senior Living

  State General Obligation

  Toll Roads/Transit

Top detractors

  Ports

  Senior Living

  Utility IDR

Top detractors

  Prepay Energy

Class A: AVAAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class A	Bloomberg Municipal Bond Index
05/14	$9,703	$10,000
05/15	$10,033	$10,318
05/16	$10,612	$10,924
05/17	$10,743	$11,083
05/18	$10,861	$11,207
05/19	$11,355	$11,925
05/20	$11,577	$12,399
05/21	$12,399	$12,986
05/22	$11,575	$12,104
05/23	$11,532	$12,163
05/24	$11,824	$12,488

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (without sales charge)	2.53%	0.76%	2.00%
Class A (with sales charge)	-0.55%	0.15%	1.69%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/AVAAX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$191,595,197
# of Portfolio Holdings	119
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$716,706

Class A: AVAAX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.7%
AA	33.0%
A	16.7%
BBB	18.3%
BB	2.9%
B	1.5%
A-1	0.8%
Pre-refunded	13.0%
Not Rated	6.1%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AVAAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: AVAAX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AVAAX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

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Fund Information

MIFII-VA-A-0153-0524

Class A: AVAAX

4

Class C: AVACX

May 31, 2024

AB Virginia Portfolio

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Virginia Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AVACX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	1.55%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes, except the Advisor class, underperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection, as well as credit contributed to performance, relative to the benchmark. Specifically, security selection within toll roads/transit and special tax contributed, while selection within ports and senior living detracted.

The Fund used derivatives for hedging purposes in the form of interest rate swaps, which contributed to performance and Consumer Price Index swaps, which had no material impact on performance.

Performance Highlights

Top contributors to performance:

  Sector allocation and security selection were positive, which contributed to overall performance.

Top detractors from performance:

  Underweights within security selection offset gains and detracted from the Fund's overall performance.

Security Selection

Top contributors

  Toll Roads/Transit

  Special Tax

  Airports

Sector

Top contributors

  Senior Living

  State General Obligation

  Toll Roads/Transit

Top detractors

  Ports

  Senior Living

  Utility IDR

Top detractors

  Prepay Energy

Class C: AVACX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class C	Bloomberg Municipal Bond Index
05/14	$10,000	$10,000
05/15	$10,269	$10,318
05/16	$10,782	$10,924
05/17	$10,834	$11,083
05/18	$10,871	$11,207
05/19	$11,290	$11,925
05/20	$11,428	$12,399
05/21	$12,139	$12,986
05/22	$11,245	$12,104
05/23	$11,119	$12,163
05/24	$11,327	$12,488

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (without sales charge)	1.87%	0.03%	1.25%
Class C (with sales charge)	0.87%	0.03%	1.25%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/AVACX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$191,595,197
# of Portfolio Holdings	119
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$716,706

Class C: AVACX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.7%
AA	33.0%
A	16.7%
BBB	18.3%
BB	2.9%
B	1.5%
A-1	0.8%
Pre-refunded	13.0%
Not Rated	6.1%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AVACX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: AVACX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AVACX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

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Fund Information

MIFII-VA-C-0153-0524

Class C: AVACX

4

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Marshall C. Turner, Jr., Jorge A. Bermudez and Carol C. McMullen qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed* by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
Arizona Portfolio	2023	$30,340	$—	$17,577
	2024	$30,340	$—	$18,290
Massachusetts Portfolio	2023	$32,320	$—	$18,445
	2024	$32,320	$—	$18,290
Minnesota Portfolio	2023	$32,320	$—	$18,445
	2024	$32,320	$—	$18,290
New Jersey Portfolio	2023	$32,320	$—	$18,445
	2024	$32,320	$—	$18,290
Ohio Portfolio	2023	$32,320	$—	$18,445
	2024	$32,320	$—	$18,290
Pennsylvania Portfolio	2023	$30,340	$—	$18,445
	2024	$30,340	$—	$18,290
Virginia Portfolio	2023	$32,320	$—	$18,445
	2024	$32,320	$—	$18,290

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre- approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
Arizona Portfolio	2023	$1,964,129	$17,577
			$—
			$(17,577)
	2024	$2,070,376	$18,290
			$—
			$(18,290)
Massachusetts Portfolio	2023	$1,964,997	$18,445
			$—
			$(18,445)
	2024	$2,070,376	$18,290
			$—
			$(18,290)
Minnesota Portfolio	2023	$1,964,997	$18,445
			$—
			$(18,445)
	2024	$2,070,376	$18,290
			$—
			$(18,290)
New Jersey Portfolio	2023	$1,964,997	$18,445
			$—
			$(18,445)
	2024	$2,070,376	$18,290
			$—
			$(18,290)
Ohio Portfolio	2023	$1,964,997	$18,445
			$—
			$(18,445)
	2024	$2,070,376	$18,290
			$—
			$(18,290)
Pennsylvania Portfolio	2023	$1,964,997	$18,445
			$—
			$(18,445)
	2024	$2,070,376	$18,290
			$—
			$(18,290)
Virginia Portfolio	2023	$1,964,997	$18,445
			$—
			$(18,445)
	2024	$2,070,376	$18,290
			$—
			$(18,290)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

MAY 05.31.24

ANNUAL REPORT

AB MUNICIPAL INCOME FUND II

+	AB ARIZONA PORTFOLIO
+	AB MASSACHUSETTS PORTFOLIO
+	AB MINNESOTA PORTFOLIO
+	AB NEW JERSEY PORTFOLIO
+	AB OHIO PORTFOLIO
+	AB PENNSYLVANIA PORTFOLIO
+	AB VIRGINIA PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

AB ARIZONA PORTFOLIO

May 31, 2024

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.5%
Long-Term Municipal Bonds – 98.5%
Arizona – 87.5%
Arizona Board of Regents (Pre-refunded – US Govt Agencies) Series 2014 5.00%, 08/01/2033	$2,050	$2,053,795
Arizona Game & Fish Department & Commission (Arizona Game & Fish Department & Commission State Lease) Series 2006 5.00%, 07/01/2026	635	635,461
Arizona Health Facilities Authority (HonorHealth Obligated Group) Series 2014-A 5.00%, 12/01/2034	3,000	3,016,609
Arizona Industrial Development Authority (Benjamin Franklin Charter School Obligated Group) Series 2023 5.50%, 07/01/2058(a)	500	500,243
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 4.00%, 11/01/2045	1,000	925,120
4.00%, 11/01/2050	2,000	1,786,602
Arizona Industrial Development Authority (Heritage Academy Laveen & Gateway Obligated Group) Series 2021 5.00%, 07/01/2051(a)	250	217,772
Arizona Industrial Development Authority (KIPP Nashville Obligated Group) Series 2022-A 5.00%, 07/01/2057	1,500	1,494,990
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2051	1,000	862,070
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(b)(c)(d)	300	18,000

abfunds.com	AB MUNICIPAL INCOME FUND II | 1

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Arizona Industrial Development Authority (North Carolina Central University Project) BAM Series 2019 5.00%, 06/01/2058	$2,300	$2,342,625
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2020 5.00%, 02/01/2037	1,000	1,066,617
Series 2021 4.00%, 02/01/2038	1,500	1,492,221
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2050(a)	600	484,521
Arizona Industrial Development Authority (Provident Group – EMU Properties LLC) Series 2018 5.00%, 05/01/2043(b)(c)	1,000	550,000
5.00%, 05/01/2048(b)(c)	1,100	605,000
Arizona Sports & Tourism Authority BAM Series 2022 5.00%, 07/01/2031	2,000	2,144,941
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	2,000	2,041,511
Series 2024 4.00%, 06/01/2049(e)	2,000	1,981,984
City of Buckeye AZ Excise Tax Revenue Series 2015 5.00%, 07/01/2035	3,450	3,491,563
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	2,000	1,718,307
City Of Glendale Municipal Property Corp. (Pre-refunded – US Treasuries) Series 2012-C 5.00%, 07/01/2038	2,500	2,506,177
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport) Series 2017-A 5.00%, 07/01/2033	750	770,559
Series 2019 5.00%, 07/01/2049	2,500	2,600,951
Series 2019-B 4.00%, 07/01/2038	2,200	2,146,836

2 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Tempe AZ (City of Tempe AZ COP) Series 2021 1.951%, 07/01/2031	$1,250	$1,018,082
Gilbert Water Resource Municipal Property Corp. (Town of Gilbert AZ Waterworks & Sewer System Revenue) Series 2022 4.00%, 07/15/2042	5,000	4,923,611
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2036	1,000	903,361
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 05/15/2039	1,000	966,257
Industrial Development Authority of the City of Phoenix Arizona (The) (AZ GFF Tiyan LLC Lease) Series 2014 5.00%, 02/01/2029	250	238,655
Industrial Development Authority of the City of Phoenix Arizona (The) (Downtown Phoenix Student Housing LLC) Series 2018-A 5.00%, 07/01/2037	1,000	1,005,570
5.00%, 07/01/2042	1,250	1,252,219
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 7.00%, 11/15/2057(a)	335	356,253
Industrial Development Authority of the County of Pima (The) (TMC HealthCare Obligated Group) Series 2021 5.00%, 04/01/2034	1,590	1,681,304
La Paz County Industrial Development Authority (Harmony Public Schools) Series 2016 5.00%, 02/15/2036(a)	1,200	1,205,392
Series 2021 4.00%, 02/15/2051	580	459,103
4.00%, 02/15/2041	205	176,946
4.00%, 02/15/2046	345	285,424

abfunds.com	AB MUNICIPAL INCOME FUND II | 3

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) Series 2021 4.00%, 07/01/2061(a)	$990	$745,426
Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2016-A 5.00%, 01/01/2035	2,000	2,046,971
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	830	847,201
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(a)	500	437,771
Maricopa County Industrial Development Authority (GreatHearts Arizona Obligated Group) Series 2017-A 5.00%, 07/01/2037	750	763,673
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2042(e)	1,000	1,047,992
Maricopa County Industrial Development Authority (Legacy Traditional School Obligated Group) Series 2019 5.00%, 07/01/2049(a)	500	478,284
Maricopa County Industrial Development Authority (Morrison Education Group Obligated Group) Series 2024-A 6.75%, 07/01/2063(a)	250	258,557
Maricopa County Industrial Development Authority (Reid Traditional Schools Obligated Group) Series 2016 5.00%, 07/01/2036	750	755,488
5.00%, 07/01/2047	1,700	1,666,828

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Maricopa County Industrial Development Authority (Valley Christian Schools) Series 2023 6.25%, 07/01/2053(a)	$250	$253,581
McAllister Academic Village LLC (Arizona State University) Series 2016 5.00%, 07/01/2037	1,500	1,531,143
Northern Arizona University BAM Series 2015 5.00%, 06/01/2034	1,000	1,008,027
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	2,500	2,652,182
Student & Academic Services LLC (Northern Arizona University) BAM Series 2014 5.00%, 06/01/2044	1,200	1,169,078
Tempe Industrial Development Authority (Friendship Village of Tempe) Series 2019 5.00%, 12/01/2054	815	746,099
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(a)	400	245,502
University of Arizona (The) Series 2014 5.00%, 08/01/2033	1,765	1,766,779

		70,347,234

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	225	241,422

Delaware – 0.6%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 09/01/2036	520	527,709

abfunds.com	AB MUNICIPAL INCOME FUND II | 5

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Guam – 3.3%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	$100	$83,367
Series 2023 5.25%, 10/01/2031	150	149,782
Guam Department of Education (Guam Department of Education COP)
Series 2020 5.00%, 02/01/2040	310	298,727
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	170	173,944
5.00%, 10/01/2040	705	714,976
Series 2022-A 5.00%, 10/01/2044	200	203,230
Territory of Guam Series 2019 5.00%, 11/15/2031	75	75,379
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	1,000	927,511

		2,626,916

Illinois – 0.4%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	335	346,219

Indiana – 0.1%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(d)	135	93,556

Kentucky – 1.2%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.25%, 06/01/2041	1,000	1,006,112

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)		U.S. $ Value

Louisiana – 0.6%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.25%, 11/15/2045	$500		$483,941

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	50		50,916

North Carolina – 0.9%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	300		252,195
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	500		487,310

			739,505

Puerto Rico – 2.8%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	0	**	471
Zero Coupon, 07/01/2033	144		95,259
4.00%, 07/01/2046	103		92,911
5.625%, 07/01/2027	303		316,789
Series 2022-C Zero Coupon, 11/01/2043	18		11,094
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	250		262,400
5.00%, 07/01/2035(a)	250		260,350
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	100		99,529
NATL Series 2007-V 5.25%, 07/01/2032	150		147,631

abfunds.com	AB MUNICIPAL INCOME FUND II | 7

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth Series 2023-A 6.625%, 01/01/2027	$28	$27,634
6.625%, 01/01/2028	214	210,276
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) 12.50%, 12/15/2025(f)(g)	50	48,284
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	130	107,328
Series 2019-A 4.329%, 07/01/2040	105	104,311
5.00%, 07/01/2058	480	478,421

		2,262,688

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	165	151,181

Texas – 0.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	290	287,967

Washington – 0.1%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2055(a)	100	75,816

Total Municipal Obligations (cost $84,266,836)		79,241,182

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITY – 1.1%
Non-Agency Fixed Rate CMBS – 1.1%
Arizona Industrial Development Authority Series 2019-2, Class A 3.625%, 05/20/2033 (cost $1,057,634)	$990	$895,119

ASSET-BACKED SECURITIES – 0.3%
Other ABS - Fixed Rate – 0.3%
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	107	104,020
5.25%, 07/01/2036	107	107,231

Total Asset-Backed Securities (cost $212,772)		211,251

	Shares
PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Puerto Rico LP 0.00%(b)(f)(g) (cost $84,582)	4,712	13,712

SHORT-TERM INVESTMENTS – 1.9%
Investment Companies – 1.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.22%(h)(i)(j) (cost $1,538,648)	1,538,648	1,538,648

Total Investments – 101.8% (cost $87,160,472)		81,899,912
Other assets less liabilities – (1.8)%		(1,484,389)

Net Assets – 100.0%		$80,415,523

abfunds.com	AB MUNICIPAL INCOME FUND II | 9

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	5,700	01/15/2027	1 Day SOFR	2.445%	Annual	$(365,511)	$	– 0	–	$(365,511)
USD	2,300	07/31/2029	1 Day SOFR	3.975%	Annual	(39,051)		– 0	–	(39,051)
USD	1,300	11/01/2030	1 Day SOFR	3.641%	Annual	(49,587)		– 0	–	(49,587)
USD	2,200	07/31/2031	1 Day SOFR	4.059%	Annual	(17,935)		249		(18,184)

						$(472,084)		$249		$(472,333)

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	1,675	10/09/2029	1.125%	SIFMA	*	Quarterly	$173,080	$	– 0	–	$173,080

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

**	Principal amount less than 500.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2024, the aggregate market value of these securities amounted to $7,309,639 or 9.1% of net assets.

(b)	Non-income producing security.

(c)	Defaulted.

(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.14% of net assets as of May 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	06/09/2022 - 06/10/2022	$336,463	$18,000	0.02%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039	03/29/2019	139,337	93,556	0.12%

(e)	When-Issued or delayed delivery security.

(f)	Fair valued by the Adviser.

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(h)	Affiliated investments.

(i)	The rate shown represents the 7-day yield as of period end.

(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of May 31, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 8.7% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 11

PORTFOLIO OF INVESTMENTS

AB MASSACHUSETTS PORTFOLIO

May 31, 2024

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.5%
Long-Term Municipal Bonds – 96.6%
Massachusetts – 85.9%
Bristol-Plymouth Regional Vocational Technical School District/MA Series 2024 4.00%, 02/28/2025	$1,000	$1,002,444
City of Boston MA Series 2023 5.00%, 11/01/2041	1,000	1,112,353
City of Quincy MA Series 2022-A 5.00%, 06/01/2047	3,060	3,449,888
City of Worcester MA Series 2024 5.00%, 02/15/2025	7,730	7,813,157
AGM Series 2022 3.00%, 02/01/2046	2,600	1,970,072
Commonwealth of Massachusetts Series 2015-A 5.00%, 07/01/2035	10,000	10,131,967
Series 2018-A 5.00%, 01/01/2042	5,000	5,185,708
Series 2021-B 5.00%, 11/01/2024	5,000	5,028,325
Series 2022-B 3.00%, 02/01/2045	4,965	3,937,696
Series 2022-C 5.00%, 10/01/2052	2,005	2,127,231
Series 2023 5.00%, 05/01/2053	2,000	2,126,268
Series 2023-B 5.00%, 05/01/2041	2,000	2,198,917
Series 2024-A 5.00%, 01/01/2040	1,000	1,111,134
Commonwealth of Massachusetts (Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue) Series 2022-B 4.11%, 07/15/2031	1,319	1,281,665
Commonwealth of Massachusetts Transportation Fund Revenue Series 2022 5.00%, 06/01/2050	2,000	2,109,411
Series 2022-B 5.00%, 06/01/2052	3,000	3,176,483

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2023 5.00%, 06/01/2053	$1,405	$1,499,680
Series 2023-B 5.00%, 06/01/2051	3,000	3,205,944
Martha’s Vineyard Land Bank BAM Series 2014 5.00%, 05/01/2031	1,000	1,003,729
Massachusetts Bay Transportation Authority Assessment Revenue Series 2022-A 4.00%, 07/01/2040	1,000	1,013,197
Massachusetts Bay Transportation Authority Sales Tax Revenue Series 2017-A 5.00%, 07/01/2040	2,000	2,067,956
Series 2020 5.00%, 07/01/2050	3,000	3,085,293
Series 2023-A 5.25%, 07/01/2053	5,000	5,441,239
Massachusetts Clean Water Trust (The) (Massachusetts Clean Water State Revolving Fund) Series 2023-2 5.00%, 02/01/2040	600	668,220
5.00%, 02/01/2042	1,050	1,159,393
5.00%, 02/01/2044	1,500	1,641,545
Massachusetts Development Finance Agency (Baystate Medical Obligated Group) Series 2014-N 5.00%, 07/01/2044	7,000	7,001,135
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2018-J 5.00%, 07/01/2053	5,000	5,032,081
Series 2023 5.00%, 07/01/2034	2,000	2,242,119
Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group) Series 2015-D 5.00%, 07/01/2044	3,755	3,659,825
Series 2023 5.25%, 07/01/2048	2,000	2,111,363
Massachusetts Development Finance Agency (Brandeis University) Series 2019-S 5.00%, 10/01/2035	1,795	1,935,464
5.00%, 10/01/2039	1,780	1,885,514

abfunds.com	AB MUNICIPAL INCOME FUND II | 13

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Children’s Hospital Corp. Obligated Group (The)) Series 2024-T 5.25%, 03/01/2054	$2,000	$2,154,665
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2034	700	713,902
5.00%, 01/01/2035	735	748,834
5.00%, 01/01/2036	1,000	1,017,780
5.25%, 01/01/2042	1,000	1,012,783
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2031	2,000	2,025,141
5.00%, 10/01/2034	2,100	2,121,452
Massachusetts Development Finance Agency (Equitable School Revolving Fund LLC Obligated Group) Series 2021 4.00%, 11/01/2046	1,000	931,830
Massachusetts Development Finance Agency (Lasell University) Series 2021 4.00%, 07/01/2040	2,000	1,749,460
4.00%, 07/01/2050	1,000	801,219
Massachusetts Development Finance Agency (Lesley University) Series 2016 5.00%, 07/01/2039	2,055	2,068,855
Massachusetts Development Finance Agency (Mass General Brigham, Inc.) Series 2015-O 4.00%, 07/01/2045	5,855	5,486,480
Massachusetts Development Finance Agency (MCPHS University) Series 2013-F 4.00%, 07/01/2032	1,000	988,307
Massachusetts Development Finance Agency (Merrimack College) Series 2017 5.00%, 07/01/2047	3,200	3,207,046
Series 2022 5.00%, 07/01/2052	1,000	991,624

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (NewBridge on the Charles, Inc. Obligated Group) Series 2017 4.00%, 10/01/2024(a)	$250	$250,018
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/2047(a)	2,000	1,997,127
Massachusetts Development Finance Agency (Northeastern University) Series 2022 5.00%, 10/01/2041	1,500	1,628,511
5.00%, 10/01/2042	5,000	5,417,358
Massachusetts Development Finance Agency (Pre-refunded – US Treasuries) Series 2014-P 5.00%, 10/01/2034	1,055	1,059,252
Series 2019-A 5.00%, 06/01/2039	1,400	1,501,307
Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2016-A 5.00%, 07/15/2036	700	821,693
Massachusetts Development Finance Agency (Salem Community Corp. Obligated Group) Series 2022 5.125%, 01/01/2040	1,020	976,161
Massachusetts Development Finance Agency (Simmons University) Series 2018-L 5.00%, 10/01/2035	2,455	2,508,092
Series 2020-M 4.00%, 10/01/2050	1,000	816,536
Massachusetts Development Finance Agency (South Shore Hospital, Inc. Obligated Group) Series 2016-I 4.00%, 07/01/2036	2,000	1,845,693
5.00%, 07/01/2041	2,500	2,501,959
Massachusetts Development Finance Agency (Southcoast Health System Obligated Group) Series 2021-G 5.00%, 07/01/2050	1,500	1,530,637
Massachusetts Development Finance Agency (Springfield College) Series 2021 4.00%, 06/01/2056	3,000	2,378,679

abfunds.com	AB MUNICIPAL INCOME FUND II | 15

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2021-B 4.00%, 06/01/2050	$1,000	$820,121
Massachusetts Development Finance Agency (Suffolk University) Series 2017 5.00%, 07/01/2033	1,250	1,277,225
Series 2020-A 4.00%, 07/01/2045	1,400	1,212,116
Series 2021 4.00%, 07/01/2046	1,270	1,091,404
4.00%, 07/01/2051	1,000	824,423
Massachusetts Development Finance Agency (Trustees of Boston College) Series 2017-T 5.00%, 07/01/2037	1,000	1,042,128
Massachusetts Development Finance Agency (Trustees of The Deerfield Academy (The)) Series 2023 5.00%, 10/01/2032	1,300	1,484,093
5.00%, 10/01/2033	1,000	1,155,290
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2038	1,000	987,107
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	1,500	1,522,290
Massachusetts Development Finance Agency (Woods Hole Oceanographic Institution State Lease) Series 2018 5.00%, 06/01/2048	3,000	3,070,802
Massachusetts Health & Educational Facilities Authority (Trustees of Boston College) Series 2008 5.50%, 06/01/2035	1,710	2,008,642
Massachusetts Port Authority Series 2019-A 5.00%, 07/01/2032	4,685	4,942,376
5.00%, 07/01/2038	2,500	2,612,928
Series 2019-C 5.00%, 07/01/2049	1,000	1,021,606
Series 2021-E 5.00%, 07/01/2051	1,000	1,028,125

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Port Authority (Bosfuel Corp.) Series 2019-A 5.00%, 07/01/2033	$2,000	$2,090,771
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2009 5.715%, 08/15/2039	4,000	4,064,025
Massachusetts School Building Authority (Pre-refunded – US Govt Agencies) Series 2015-B 5.00%, 01/15/2030	1,770	1,784,611
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue (Massachusetts Transportation Trust Fund Metropolitan Highway System Rev State Lease) Series 2019-C 5.00%, 01/01/2034	1,000	1,072,443
Massachusetts Water Resources Authority (Pre-refunded – US Treasuries) Series 2016-C 5.00%, 08/01/2033	5,500	5,682,673
Town of Hingham MA Series 2024 4.00%, 02/14/2025	1,000	1,001,989
Town of Nantucket MA Series 2023 5.00%, 06/28/2024	1,000	1,000,659
Town of Weymouth MA Series 2021 2.00%, 09/15/2045	2,000	1,229,187
University of Massachusetts Building Authority (Pre-refunded – US Treasuries) Series 2014-1 5.00%, 11/01/2044	2,000	2,010,485
University of Massachusetts Building Authority (University of Massachusetts) Series 2017 5.00%, 11/01/2034	2,500	2,628,994
Series 2020 3.013%, 11/01/2043	2,000	1,485,534

		199,820,864

abfunds.com	AB MUNICIPAL INCOME FUND II | 17

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	$395	$423,829

Arizona – 0.3%
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	660	700,176

Connecticut – 0.4%
State of Connecticut Series 2015-F 5.00%, 11/15/2032	1,000	1,014,849

Florida – 1.3%
County of Miami-Dade FL Aviation Revenue Series 2014 5.00%, 10/01/2027	3,000	3,002,516
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2022 4.25%, 06/01/2056	100	79,265

		3,081,781

Guam – 2.6%
Antonio B Won Pat International Airport Authority Series 2021-A 4.46%, 10/01/2043	535	431,661
Series 2023 5.25%, 10/01/2036	100	98,804
5.375%, 10/01/2043	200	193,545
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2024-A 5.00%, 01/01/2046	1,125	1,182,692
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	350	358,121
5.00%, 10/01/2040	1,420	1,440,094

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Territory of Guam Series 2019 5.00%, 11/15/2031	$190	$190,960
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	2,255	2,091,537

		5,987,414

Illinois – 0.8%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	650	671,768
Illinois Finance Authority (Pre-refunded – US Treasuries) Series 2015 5.00%, 05/15/2037	1,050	1,061,116

		1,732,884

Indiana – 0.1%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(b)	250	173,252

Michigan – 0.0%
City of Detroit MI Series 2018 5.00%, 04/01/2036	90	91,649

New Jersey – 0.5%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	1,170	1,195,458

North Carolina – 0.6%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	540	453,951
North Carolina Turnpike Authority Series 2017 5.00%, 01/01/2032	1,000	1,022,666

		1,476,617

abfunds.com	AB MUNICIPAL INCOME FUND II | 19

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Pennsylvania – 0.5%
City of Philadelphia PA Series 2017-A 5.00%, 08/01/2033	$1,000	$1,035,247

Puerto Rico – 2.2%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	63	63,167
Zero Coupon, 07/01/2033	205	135,864
5.625%, 07/01/2027	300	313,445
5.625%, 07/01/2029	120	128,991
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	610	640,255
5.00%, 07/01/2035(a)	500	520,699
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	240	238,869
NATL Series 2007-V 5.25%, 07/01/2032	300	295,262
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth Series 2023-A 6.625%, 01/01/2027	52	51,257
6.625%, 01/01/2028	397	390,028
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) 12.50%, 12/15/2025(c)(d)	92	89,558
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	600	711,066
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A
Zero Coupon, 07/01/2029	238	196,493
Zero Coupon, 07/01/2046	1,000	318,521
Series 2019-A 4.329%, 07/01/2040	180	178,820
4.55%, 07/01/2040	22	22,133

20 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 07/01/2058	$815	$812,319

		5,106,747

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	310	284,037

Texas – 0.7%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	540	536,215
North Texas Tollway Authority (North Texas Tollway System) Series 2015-A 5.00%, 01/01/2034	1,000	1,004,481

		1,540,696

Wisconsin – 0.4%
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-B 5.00%, 12/01/2025	1,000	1,009,950

Total Long-Term Municipal Bonds (cost $232,882,236)		224,675,450

Short-Term Municipal Notes – 0.9%
Massachusetts – 0.9%
Massachusetts Development Finance Agency (Children’s Hospital Corp. Obligated Group (The)) Series 2024 4.00%, 03/01/2048(e)	1,000	1,000,000
Massachusetts Health & Educational Facilities Authority (Mass General Brigham, Inc.) Series 2011 3.25%, 07/01/2040(e)	1,000	1,000,000

Total Short-Term Municipal Notes (cost $2,000,000)		2,000,000

Total Municipal Obligations (cost $234,882,236)		226,675,450

abfunds.com	AB MUNICIPAL INCOME FUND II | 21

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

ASSET-BACKED SECURITIES – 0.2%
Other ABS – Fixed Rate – 0.2%
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	$214	$208,040
5.25%, 07/01/2036	189	189,717
5.25%, 07/01/2041	82	79,976

Total Asset-Backed Securities (cost $482,726)		477,733

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Non-Agency Fixed Rate – 0.0%
Village of Bolingbrook IL Sales Tax Revenue Series 2005 6.25%, 01/01/2024(f)(g) (cost $90,478)	90	90,478

	Shares
PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Puerto Rico LP 0.00%(c)(d)(f) (cost $156,813)	8,741	25,436

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.22%(h)(i)(j) (cost $338,267)	338,267	338,267

Total Investments – 97.8% (cost $235,950,520)		227,607,364
Other assets less liabilities – 2.2%		5,051,716

Net Assets – 100.0%		$232,659,080

22 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	1,325	01/15/2025	2.565%	CPI	#	Maturity	$150,144	$	– 0	–	$150,144
USD	663	01/15/2025	2.613%	CPI	#	Maturity	73,813		– 0	–	73,813
USD	662	01/15/2025	2.585%	CPI	#	Maturity	74,462		– 0	–	74,462
USD	510	01/15/2025	4.028%	CPI	#	Maturity	25,974		– 0	–	25,974
USD	2,270	01/15/2026	CPI #	3.765%		Maturity	(92,496)		– 0	–	(92,496)
USD	2,060	01/15/2027	CPI #	3.466%		Maturity	(94,858)		(1,472)		(93,386)
USD	2,050	01/15/2027	CPI #	3.320%		Maturity	(113,222)		– 0	–	(113,222)
USD	1,660	01/15/2027	CPI #	3.323%		Maturity	(91,370)		– 0	–	(91,370)
USD	5,260	01/15/2028	1.230%	CPI	#	Maturity	1,006,028		– 0	–	1,006,028
USD	3,970	01/15/2028	0.735%	CPI	#	Maturity	902,917		– 0	–	902,917
USD	3,900	01/15/2029	CPI #	3.390%		Maturity	(129,648)		– 0	–	(129,648)
USD	2,420	01/15/2029	CPI #	3.735%		Maturity	(10,385)		– 0	–	(10,385)
USD	1,250	01/15/2029	CPI #	3.331%		Maturity	(47,658)		– 0	–	(47,658)
USD	870	01/15/2030	1.572%	CPI	#	Maturity	157,485		– 0	–	157,485
USD	870	01/15/2030	1.587%	CPI	#	Maturity	156,298		– 0	–	156,298
USD	1,300	01/15/2031	2.782%	CPI	#	Maturity	100,820		– 0	–	100,820
USD	1,130	01/15/2031	2.680%	CPI	#	Maturity	98,794		– 0	–	98,794
USD	1,000	01/15/2031	2.989%	CPI	#	Maturity	57,290		– 0	–	57,290
USD	1,000	01/15/2032	CPI #	3.064%		Maturity	(44,700)		– 0	–	(44,700)
USD	950	04/15/2032	CPI #	2.909%		Maturity	(54,699)		– 0	–	(54,699)

							$2,124,989		$(1,472)		$2,126,461

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	5,100	07/31/2029	1 Day SOFR	4.109%	Annual	$(46,774)	$	– 0	–	$(46,774)
USD	5,600	07/31/2030	1 Day SOFR	4.615%	Annual	93,479		– 0	–	93,479
USD	9,700	11/01/2030	1 Day SOFR	4.492%	Annual	100,325		– 0	–	100,325
USD	4,300	11/01/2030	1 Day SOFR	4.518%	Annual	51,314		– 0	–	51,314
USD	6,900	07/31/2031	1 Day SOFR	4.059%	Annual	(56,250)		782		(57,032)
USD	4,500	12/19/2033	3.571%	1 Day SOFR	Annual	239,811		– 0	–	239,811

						$381,905		$782		$381,123

abfunds.com	AB MUNICIPAL INCOME FUND II | 23

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	3,025	10/09/2029	1.125%	SIFMA	*	Quarterly	$312,578	$	– 0	–	$312,578

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2024, the aggregate market value of these securities amounted to $4,652,180 or 2.0% of net assets.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.07% of net assets as of May 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039	03/29/2019	$258,021	$173,252	0.07%

(c)	Fair valued by the Adviser.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(f)	Non-income producing security.

(g)	Defaulted matured security.

(h)	Affiliated investments.

(i)	The rate shown represents the 7-day yield as of period end.

(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of May 31, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.6% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

24 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS

AB MINNESOTA PORTFOLIO

May 31, 2024

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 94.9%
Long-Term Municipal Bonds – 94.9%
Minnesota – 94.9%
Anoka-Hennepin Independent School District No. 11 (Anoka-Hennepin Independent School District No.11 COP) Series 2014-A 5.00%, 02/01/2034	$1,695	$1,695,830
City of Apple Valley MN (PHS Apple Valley Senior Housing, Inc.) Series 2021 4.00%, 09/01/2051	270	221,701
City of Center City MN (Hazelden Betty Ford Foundation) Series 2014 5.00%, 11/01/2029	200	200,648
5.00%, 11/01/2044	500	500,502
Series 2019 4.00%, 11/01/2041	850	770,334
City of Duluth MN Series 2016-A 5.00%, 02/01/2034	1,000	1,015,847
City of Fridley MN (Roers Fridley Apartments Owner II LLC) Series 2023-A 5.75%, 06/01/2041(a)	200	198,927
City of Maple Grove MN (Maple Grove Hospital Corp.) Series 2017 5.00%, 05/01/2031	1,000	1,016,692
City of Minneapolis MN (Allina Health Obligated Group) Series 2023-A 5.00%, 11/15/2052	1,000	1,046,582
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2018-A 5.00%, 11/15/2036	2,000	2,056,065
City of Minneapolis MN (Hennepin Schools) Series 2021-A 4.00%, 07/01/2056	300	201,943
City of Ramsey MN (Pact Charter School) Series 2022-A 5.00%, 06/01/2032	200	201,049

abfunds.com	AB MUNICIPAL INCOME FUND II | 25

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of St. Paul MN Water Revenue Series 2023-A 4.00%, 12/01/2045	$1,000	$981,461
City of Wayzata MN (Wayzata Bay Senior Housing, Inc.)
Series 2019 5.00%, 08/01/2049	395	392,177
City of Woodbury MN (Woodbury Leadership Academy)
Series 2021 4.00%, 07/01/2056	215	149,120
Cloquet Independent School District No. 94
Series 2015-B 5.00%, 02/01/2031	1,200	1,209,910
Duluth Economic Development Authority (Benedictine Health System Obligated Group)
Series 2021 4.00%, 07/01/2036	400	348,508
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Amherst H Wilder Foundation/MN)
Series 2020 5.00%, 12/01/2036	1,575	1,621,601
Housing & Redevelopment Authority of The City of St. Paul Minnesota (HealthPartners Obligated Group)
Series 2015-A 5.00%, 07/01/2032	1,000	1,006,240
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Hmong College Prep Academy)
Series 2020 5.00%, 09/01/2040	110	106,821
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy)
Series 2021 4.00%, 06/01/2041(a)	100	77,121
4.00%, 06/01/2051(a)	125	85,892
Hutchinson Utilities Commission
Series 2012-A 5.00%, 12/01/2025	420	420,420
Minneapolis Special School District No. 1
Series 2016 5.00%, 02/01/2031	1,000	1,041,608

26 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Minneapolis-St. Paul Metropolitan Airports Commission
Series 2019-B 5.00%, 01/01/2035	$1,000	$1,048,018
Minnesota Higher Education Facilities Authority (College of St. Scholastica, Inc.)
Series 2019 4.00%, 12/01/2040	1,000	869,690
Minnesota Higher Education Facilities Authority (Hamline University)
Series 2017-B 5.00%, 10/01/2036	500	503,314
Minnesota Higher Education Facilities Authority (St. Catherine University)
Series 2018-A 5.00%, 10/01/2045	1,100	1,082,802
Minnesota Higher Education Facilities Authority (St. Olaf College)
Series 2021 3.00%, 10/01/2041	1,000	804,192
Series 2015-8 5.00%, 12/01/2032	650	660,128
Minnesota Higher Education Facilities Authority (University of St. Thomas/Minneapolis)
Series 2017-A 4.00%, 10/01/2034	800	801,121
Minnesota Housing Finance Agency (Minnesota Housing Finance Agency State Lease)
Series 2019-A 4.00%, 08/01/2031	50	51,416
Minnesota Municipal Gas Agency (Royal Bank of Canada)
Series 2022-A 4.00%, 12/01/2052	1,000	1,001,398
Minnesota Municipal Power Agency
Series 2014 5.00%, 10/01/2032	750	752,549
New Prague Independent School District No. 721
Series 2015-A 4.00%, 02/01/2032	1,000	1,000,940
North St. Paul-Maplewood-Oakdale Independent School District No. 622
Series 2019-A 3.00%, 02/01/2038	1,000	857,172
3.00%, 02/01/2039	1,000	836,007

abfunds.com	AB MUNICIPAL INCOME FUND II | 27

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Northern Municipal Power Agency
Series 2017 5.00%, 01/01/2033	$235	$242,244
5.00%, 01/01/2034	215	221,420
5.00%, 01/01/2041	700	711,674
Southern Minnesota Municipal Power Agency
Series 2017-A 5.00%, 01/01/2047	1,000	1,030,422

Total Municipal Obligations (cost $30,699,151)		29,041,506

	Shares
SHORT-TERM INVESTMENTS – 3.0%
Investment Companies – 3.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.22%(b)(c)(d) (cost $925,927)	925,927	925,927

Total Investments – 97.9% (cost $31,625,078)		29,967,433
Other assets less liabilities – 2.1%		644,209

Net Assets – 100.0%		$30,611,642

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	365	01/15/2025	2.565%	CPI#	Maturity	$41,361	$	– 0	–	$41,361
USD	183	01/15/2025	2.585%	CPI#	Maturity	20,584		– 0	–	20,584
USD	182	01/15/2025	2.613%	CPI#	Maturity	20,262		– 0	–	20,262
USD	120	01/15/2025	4.028%	CPI#	Maturity	6,111		– 0	–	6,111
USD	680	01/15/2026	CPI#	3.765%	Maturity	(27,708)		– 0	–	(27,708)
USD	570	01/15/2027	CPI#	3.466%	Maturity	(26,248)		(407)		(25,841)
USD	500	01/15/2027	CPI#	3.320%	Maturity	(27,615)		– 0	–	(27,615)
USD	420	01/15/2027	CPI#	3.323%	Maturity	(23,118)		– 0	–	(23,118)
USD	1,410	01/15/2028	1.230%	CPI#	Maturity	269,677		– 0	–	269,677
USD	1,070	01/15/2028	0.735%	CPI#	Maturity	243,356		– 0	–	243,356
USD	1,050	01/15/2029	CPI#	3.390%	Maturity	(34,905)		– 0	–	(34,905)
USD	620	01/15/2029	CPI#	3.735%	Maturity	(2,661)		– 0	–	(2,661)
USD	330	01/15/2029	CPI#	3.331%	Maturity	(12,582)		– 0	–	(12,582)
USD	255	01/15/2030	1.572%	CPI#	Maturity	46,159		– 0	–	46,159
USD	255	01/15/2030	1.587%	CPI#	Maturity	45,812		–0	–	45,812
USD	300	01/15/2031	2.680%	CPI#	Maturity	26,228		–0	–	26,228
USD	300	01/15/2031	2.782%	CPI#	Maturity	23,266		– 0	–	23,266
USD	250	01/15/2031	2.989%	CPI#	Maturity	14,323		– 0	–	14,323

28 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	260	01/15/2032	CPI#	3.064%	Maturity	$(11,622)	$	– 0	–	$(11,622)
USD	260	04/15/2032	CPI#	2.909%	Maturity	(14,970)		– 0	–	(14,970)

						$575,710		$(407)		$576,117

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	3,400	01/15/2027	1 Day SOFR	3.943%	Annual	$(74,221)	$	– 0	–	$(74,221)
USD	500	01/15/2027	1 Day SOFR	3.941%	Annual	(10,950)		– 0	–	(10,950)
USD	600	07/31/2029	1 Day SOFR	3.975%	Annual	(10,187)		– 0	–	(10,187)
USD	1,100	04/30/2030	1 Day SOFR	3.486%	Annual	(44,427)		– 0	–	(44,427)
USD	800	04/30/2030	1 Day SOFR	3.369%	Annual	(37,230)		– 0	–	(37,230)
USD	710	04/30/2030	1 Day SOFR	3.075%	Annual	(44,013)		– 0	–	(44,013)
USD	530	04/30/2030	1 Day SOFR	3.500%	Annual	(21,016)		– 0	–	(21,016)
USD	600	07/31/2030	1 Day SOFR	4.016%	Annual	(13,003)		– 0	–	(13,003)
USD	200	11/01/2030	1 Day SOFR	4.280%	Annual	(492)		– 0	–	(492)
USD	500	01/08/2031	1 Day SOFR	3.580%	Annual	(20,807)		– 0	–	(20,807)
USD	740	04/30/2031	1 Day SOFR	4.285%	Annual	3,097		– 0	–	3,097
USD	700	12/19/2033	1 Day SOFR	3.565%	Annual	(37,615)		– 0	–	(37,615)

						$(310,864)	$	– 0	–	$(310,864)

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)
Citibank, NA	USD	835	10/09/2029	1.125%	SIFMA	*	Quarterly	$86,282	$	– 0 –	$86,282

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2024, the aggregate market value of these securities amounted to $361,940 or 1.2% of net assets.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

COP – Certificate of Participation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 29

PORTFOLIO OF INVESTMENTS

AB NEW JERSEY PORTFOLIO

May 31, 2024

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 103.3%
Long-Term Municipal Bonds – 103.3%
New Jersey – 95.5%
Camden County Improvement Authority (The) (KIPP Cooper Norcross Obligated Group) Series 2022 6.00%, 06/15/2052	$1,000	$1,061,081
Casino Reinvestment Development Authority, Inc. Series 2014 5.25%, 11/01/2044	1,000	1,000,541
City of Jersey City NJ Series 2017-A 5.00%, 11/01/2031	500	524,319
County of Cape May NJ Series 2017 4.00%, 09/01/2024	600	600,364
Essex County Improvement Authority (Friends of TEAM Academy Charter School Obligated Group) Series 2021 4.00%, 06/15/2051	500	431,098
Jersey City Board of Education AGM Series 2023 4.125%, 08/15/2042	1,000	1,010,393
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 08/01/2026	2,320	2,322,422
New Jersey Economic Development Authority (Bancroft Neurohealth Obligated Group) Series 2016-A 5.00%, 06/01/2041	1,000	916,289
New Jersey Economic Development Authority (Lutheran Social Ministries at Crane’s Mill, Inc.) Series 2018 5.00%, 01/01/2049	500	445,527
New Jersey Economic Development Authority (Middlesex Water Co.) Series 2019 4.00%, 08/01/2059	2,000	1,763,038
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2023 5.298%, 03/01/2032	1,050	1,057,041

30 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

NATL Series 1997-A 7.425%, 02/15/2029	$1,000	$1,058,423
New Jersey Economic Development Authority (New Jersey-American Water Co., Inc.) Series 2023 3.75%, 11/01/2034	1,500	1,467,258
New Jersey Economic Development Authority (NJ Metromall Urban Renewal, Inc.) Series 2002 6.50%, 04/01/2028	703	703,101
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 07/15/2032	1,000	1,022,954
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.00%, 01/01/2028	1,000	1,000,488
5.125%, 01/01/2034	500	500,220
5.50%, 01/01/2027	1,000	1,000,948
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2047	2,500	2,516,992
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2017 5.00%, 06/01/2032	1,765	1,821,167
New Jersey Economic Development Authority (State of New Jersey) Series 2024-S 5.25%, 06/15/2039	1,000	1,118,432
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	1,165	1,166,313
New Jersey Educational Facilities Authority (Kean University) AGM Series 2015-H 5.00%, 07/01/2034	2,500	2,544,591
New Jersey Educational Facilities Authority (Montclair State University, Inc.) AGM Series 2024 5.00%, 07/01/2041	1,000	1,102,683

abfunds.com	AB MUNICIPAL INCOME FUND II | 31

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Jersey Educational Facilities Authority (Stevens Institute of Technology International, Inc.) Series 2017 5.00%, 07/01/2047	$1,750	$1,758,582
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.) Series 2016 4.00%, 07/01/2041	2,000	1,946,481
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2035	1,835	1,887,799
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2021 4.00%, 07/01/2051	1,000	923,988
Series 2024 5.25%, 07/01/2044	1,000	1,101,413
New Jersey Health Care Facilities Financing Authority (Valley Health System Obligated Group/NJ) Series 2019 4.00%, 07/01/2039	2,500	2,474,761
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	1,750	1,788,079
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2015-A 5.25%, 06/15/2041	1,250	1,261,842
Series 2018-A 5.00%, 12/15/2035	1,750	1,838,456
Series 2023-A 5.00%, 06/15/2039	1,000	1,089,590
AGM Series 2006-C Zero Coupon, 12/15/2033	1,000	685,664
New Jersey Turnpike Authority Series 2019-A 5.00%, 01/01/2048	680	703,681

32 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2024-A 4.00%, 01/01/2035(a)	$1,000	$1,040,913
5.00%, 01/01/2034(a)	1,000	1,130,881
Series 2024-C 5.00%, 01/01/2043(a)	1,000	1,070,434
5.00%, 01/01/2044(a)	1,000	1,065,598
Passaic County Improvement Authority (The) (Paterson Arts & Science Charter School) Series 2023 5.50%, 07/01/2058	1,000	1,018,084
Rahway Valley Sewerage Authority (The) NATL Series 2005-A Zero Coupon, 09/01/2035	3,445	2,194,638
South Jersey Transportation Authority Series 2022 4.625%, 11/01/2047	1,000	1,004,792
BAM Series 2022 5.25%, 11/01/2052	1,000	1,065,264
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	2,330	2,345,042
Union County Utilities Authority (County of Union NJ Lease) Series 2011-A 5.25%, 12/01/2031	2,900	2,901,971

		60,453,636

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(b)	145	155,583

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(b)	100	102,072

Florida – 0.1%
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 5.00%, 06/01/2055	100	91,220

abfunds.com	AB MUNICIPAL INCOME FUND II | 33

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Guam – 3.2%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	$100	$83,367
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	150	153,480
5.00%, 10/01/2040	655	664,269
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046	720	716,614
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	440	408,105

		2,025,835

Illinois – 0.5%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	305	315,214

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	50	50,916

Nevada – 0.1%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(b)	500	63,924

North Dakota – 0.0%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(c)(d)(e)(f)(g)	110	1,430
7.00%, 12/15/2043(c)(d)(e)(f)(g)	110	1,430

		2,860

Ohio – 0.2%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	165	147,628

34 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 2.4%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033	$100	$66,275
4.00%, 07/01/2046	100	90,062
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(b)	250	262,399
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	155	154,270
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth Series 2023-A 6.625%, 01/01/2027	24	24,069
6.625%, 01/01/2028	187	183,144
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) 12.50%, 12/15/2025(e)(f)	43	42,053
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	200	237,022
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	104	85,862
Series 2019-A 4.329%, 07/01/2040	70	69,541
5.00%, 07/01/2058	305	303,997

		1,518,694

Tennessee – 0.3%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	145	132,856

abfunds.com	AB MUNICIPAL INCOME FUND II | 35

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(c)(d)(g)	$260	$68,380

		201,236

Texas – 0.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	245	243,282

Total Municipal Obligations (cost $66,260,458)		65,372,100

ASSET-BACKED SECURITIES – 0.2%
Other ABS - Fixed Rate – 0.2%
HTA TRRB Custodial Trust
Series 2022 5.25%, 07/01/2036 (cost $118,629)	119	119,604

CORPORATES - NON-INVESTMENT GRADE – 0.0%
Industrial – 0.0%
Energy – 0.0%
Red River Biorefinery LLC Series 2024 15.00%, 07/31/2024(e)(f)(g)	10	3,000
Series 23A 15.00%, 07/31/2024(e)(f)(g)	15	4,500

		7,500

Other Industrial – 0.0%
Cincinnati Sr Care/Dayton/Florida/Nashville/Sebring/Trousdale/Waynesboro HC Series 2023 12.00%, 12/31/2023(e)(f)(g)	10	10,000

Total Corporates – Non-Investment Grade (cost $35,000)		17,500

36 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Shares	U.S. $ Value

PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Puerto Rico LP 0.00%(c)(e)(f) (cost $73,616)	4,104	$11,943

SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.22%(h)(i)(j) (cost $883,573)	883,573	883,573

Total Investments – 104.9% (cost $67,371,276)		66,404,720
Other assets less liabilities – (4.9)%		(3,131,993)

Net Assets – 100.0%		$63,272,727

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	465	01/15/2025	2.565%	CPI#	Maturity	$52,692	$	– 0	–	$52,692
USD	233	01/15/2025	2.585%	CPI#	Maturity	26,208		– 0	–	26,208
USD	232	01/15/2025	2.613%	CPI#	Maturity	25,829		– 0	–	25,829
USD	870	01/15/2026	CPI#	3.611%	Maturity	(42,604)		– 0	–	(42,604)
USD	800	01/15/2026	CPI#	3.766%	Maturity	(32,555)		– 0	–	(32,555)
USD	2,070	01/15/2028	1.230%	CPI#	Maturity	395,909		– 0	–	395,909
USD	1,640	01/15/2028	0.735%	CPI#	Maturity	372,994		– 0	–	372,994
USD	3,470	01/15/2029	CPI#	3.406%	Maturity	(110,746)		– 0	–	(110,746)
USD	530	01/15/2029	CPI#	3.735%	Maturity	(2,274)		– 0	–	(2,274)
USD	240	01/15/2029	CPI#	3.408%	Maturity	(7,620)		– 0	–	(7,620)
USD	225	01/15/2030	1.572%	CPI#	Maturity	40,729		– 0	–	40,729
USD	225	01/15/2030	1.587%	CPI#	Maturity	40,422		– 0	–	40,422
USD	450	01/15/2031	2.782%	CPI#	Maturity	34,899		– 0	–	34,899
USD	370	01/15/2031	2.680%	CPI#	Maturity	32,348		– 0	–	32,348

						$826,231	$	– 0	–	$826,231

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

abfunds.com	AB MUNICIPAL INCOME FUND II | 37

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	1,500	07/31/2029	1 Day SOFR	4.461%	Annual	$11,932	$	– 0	–	$11,932
USD	1,300	07/31/2029	1 Day SOFR	3.986%	Annual	(22,263)		– 0	–	(22,263)
USD	1,700	04/30/2030	1 Day SOFR	3.837%	Annual	(37,341)		– 0	–	(37,341)
USD	1,400	04/30/2030	1 Day SOFR	3.369%	Annual	(65,153)		– 0	–	(65,153)
USD	1,100	11/01/2030	1 Day SOFR	3.878%	Annual	(28,238)		– 0	–	(28,238)
USD	600	11/01/2030	1 Day SOFR	3.636%	Annual	(24,055)		– 0	–	(24,055)

						$(165,118)	$	– 0	–	$(165,118)

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	1,235	10/09/2029	1.125%	SIFMA*	Quarterly	$127,614	$	– 0	–	$127,614

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2024, the aggregate market value of these securities amounted to $960,116 or 1.5% of net assets.

(c)	Non-income producing security.

(d)	Defaulted.

(e)	Fair valued by the Adviser.

(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.15% of net assets as of May 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Cincinnati Sr Care/Dayton/Florida/Nashville/Sebring/Trousdale/Waynesboro HC Series 2023 12.00%, 12/31/2023	08/24/2023	$10,000	$10,000	0.02%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031	05/21/2021	110,000	1,430	0.00%

38 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 7.00%, 12/15/2043	05/21/2021	$110,000	$1,430	0.00%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018	258,237	68,380	0.11%
Red River Biorefinery LLC Series 2024 15.00%, 07/31/2024	01/25/2024	10,000	3,500	0.01%
Red River Biorefinery LLC Series 23A 15.00%, 07/31/2024	05/31/2023	15,000	4,500	0.01%

(h)	Affiliated investments.

(i)	The rate shown represents the 7-day yield as of period end.

(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of May 31, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 18.6% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

COP – Certificate of Participation

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 39

PORTFOLIO OF INVESTMENTS

AB OHIO PORTFOLIO

May 31, 2024

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.3%
Long-Term Municipal Bonds – 97.3%
Ohio – 88.4%
Akron Bath Copley Joint Township Hospital District (Summa Health System Obligated Group) Series 2020 4.00%, 11/15/2035	$1,000	$950,869
American Municipal Power, Inc. (American Municipal Power Combined Hydroelectric Revenue) Series 2016-A 5.00%, 02/15/2034	1,000	1,019,855
American Municipal Power, Inc. (American Municipal Power Prairie State Energy Campus Revenue) Series 2019 4.00%, 02/15/2039	1,000	987,359
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	500	447,356
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 4.00%, 12/01/2042	505	453,919
5.00%, 12/01/2037	1,700	1,735,176
City of Cleveland OH Series 2012 5.00%, 12/01/2028	25	25,019
Cleveland Department of Public Utilities Division of Public Power AGM Series 2018 5.00%, 11/15/2035	1,100	1,157,550
Cleveland-Cuyahoga County Port Authority (Cleveland-Cuyahoga County Port Authority Flats East Bank TIF District) Series 2021 4.00%, 12/01/2055(a)	480	379,095
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2017-A 5.00%, 08/01/2042	1,650	1,687,234
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2037	1,400	1,413,989

40 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Darke OH (Wayne Hospital Co. Obligated Group) Series 2019-A 5.00%, 09/01/2049	$190	$165,692
County of Franklin OH (Agler Green LP) Series 2002-A 5.65%, 05/20/2032	650	650,874
5.80%, 05/20/2044	1,150	1,151,099
County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049	150	125,244
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	1,000	1,001,285
County of Hardin OH (Ohio Northern University) Series 2020 5.25%, 05/01/2040	500	473,374
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.00%, 12/01/2039	200	168,213
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(b)(c)(d)	450	118,350
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.625%, 12/01/2042	220	237,499
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(a)	550	412,718
JobsOhio Beverage System Series 2023 4.433%, 01/01/2033	915	893,231
Miami University/Oxford OH Series 2021-A 5.00%, 09/01/2028	800	852,001
Ohio Air Quality Development Authority (American Electric Power Co., Inc.) Series 2019 2.10%, 10/01/2028	1,000	987,067

abfunds.com	AB MUNICIPAL INCOME FUND II | 41

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Ohio Air Quality Development Authority (Duke Energy Corp.) Series 2022 4.25%, 11/01/2039	$1,000	$995,915
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) Series 2019 3.25%, 09/01/2029	640	607,713
Series 2021 1.50%, 02/01/2026	1,000	943,148
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.25%, 01/01/2047	1,000	1,026,198
5.25%, 01/01/2052	1,000	1,022,971
Ohio Higher Educational Facility Commission (Case Western Reserve University) Series 2016 4.00%, 12/01/2033	2,000	2,000,577
Ohio Higher Educational Facility Commission (John Carroll University) Series 2022 4.00%, 10/01/2042	2,000	1,830,113
Ohio Higher Educational Facility Commission (Kenyon College) Series 2017 5.00%, 07/01/2042	1,045	1,067,033
Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2044	2,000	2,113,849
Ohio State University (The) Series 2023 5.25%, 12/01/2046	2,000	2,202,163
Ohio Turnpike & Infrastructure Commission Series 2022 5.00%, 02/15/2039	1,000	1,100,976
Port of Greater Cincinnati Development Authority Series 2024 5.00%, 12/01/2063	1,000	1,027,836
Port of Greater Cincinnati Development Authority (St. Xavier High School, Inc./OH) Series 2020 4.00%, 04/01/2040	415	383,421

42 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Toledo-Lucas County Port Authority (ParkUToledo, Inc.) Series 2021 4.00%, 01/01/2046	$1,000	$896,369
University of Akron (The) Series 2014-A 5.00%, 01/01/2032	2,080	2,080,341
University of Toledo Series 2023-B 4.617% (SOFR + 0.90%), 06/01/2036(d)(e)	1,955	1,898,457

		38,691,148

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	140	150,218

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	100	102,073

California – 0.5%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(a)	220	220,550
State of California Series 2004 5.25%, 04/01/2029	5	5,005

		225,555

Connecticut – 1.0%
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.) Series 2018-K1 5.00%, 07/01/2037	415	414,992

Guam – 2.0%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	100	83,367
Series 2023 5.25%, 10/01/2031	100	99,854

abfunds.com	AB MUNICIPAL INCOME FUND II | 43

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Guam Power Authority
Series 2017-A
5.00%, 10/01/2036	$150	$153,481
5.00%, 10/01/2038	540	549,732

		886,434

Indiana – 0.2%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(d)	100	69,301

Kansas – 0.5%
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax) Series 2018 4.50%, 06/01/2040	225	214,127

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	50	50,916

North Carolina – 0.8%
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	375	365,482

Puerto Rico – 2.0%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	38	37,900
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	250	262,400
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	100	99,529
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth
Series 2023-A 6.625%, 01/01/2027	21	20,503
6.625%, 01/01/2028	159	156,011

44 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) 12.50%, 12/15/2025(f)(g)	$37	$35,823
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	100	82,560
Series 2019-A 4.329%, 07/01/2040	70	69,541
5.00%, 07/01/2058	100	99,671

		863,938

Tennessee – 0.3%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	125	114,531

Texas – 1.0%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	215	219,022
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	215	213,493

		432,515

Total Municipal Obligations (cost $44,711,368)		42,581,230

ASSET-BACKED SECURITIES – 0.5%
Other ABS - Fixed Rate – 0.5%
HTA TRRB Custodial Trust
Series 2022 5.25%, 07/01/2034	99	96,018
5.25%, 07/01/2036	99	98,983

Total Asset-Backed Securities (cost $196,405)		195,001

abfunds.com	AB MUNICIPAL INCOME FUND II | 45

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Shares	U.S. $ Value

PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Puerto Rico LP 0.00%(b)(f)(g) (cost $62,685)	3,496	$10,173

	Principal Amount (000)
CORPORATES - NON-INVESTMENT GRADE – 0.0%
Industrial – 0.0%
Other Industrial – 0.0%
Cincinnati Sr Care/Dayton/Florida/Nashville/Sebring/Trousdale/Waynesboro HC Series 2023 12.00%, 12/31/2023(d)(f)(g) (cost $10,000)	$10	10,000

Total Investments – 97.8% (cost $44,980,458)		42,796,404
Other assets less liabilities – 2.2%		964,118

Net Assets – 100.0%		$43,760,522

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)
USD	1,900	01/15/2027	1 Day SOFR	4.217%	Annual	$(26,858)	$–0	–	$(26,858)
USD	1,610	07/31/2029	1 Day SOFR	3.988%	Annual	(26,691)	– 0	–	(26,691)
USD	1,400	07/31/2029	1 Day SOFR	4.032%	Annual	(19,014)	– 0	–	(19,014)
USD	900	04/30/2030	1 Day SOFR	3.706%	Annual	(25,966)	– 0	–	(25,966)
USD	900	07/31/2030	1 Day SOFR	3.897%	Annual	(25,449)	– 0	–	(25,449)
USD	900	07/31/2031	1 Day SOFR	4.059%	Annual	(7,337)	102		(7,439)

						$(131,315)	$102		$(131,417)

46 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)
Citibank, NA	USD	1,175	10/09/2029	1.125%	SIFMA	*	Quarterly	$121,414	$	– 0 –	$121,414

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2024, the aggregate market value of these securities amounted to $1,855,078 or 4.2% of net assets.

(b)	Non-income producing security.

(c)	Defaulted.

(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 4.79% of net assets as of May 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Cincinnati Sr Care/Dayton/Florida/Nashville/Sebring/Trousdale/Waynesboro HC Series 2023 12.00%, 12/31/2023	08/24/2023	$10,000	$10,000	0.02%
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018	446,949	118,350	0.27%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039	03/29/2019	103,209	69,301	0.16%
University of Toledo Series 2023-B 4.617%, 06/01/2036	06/30/2023	1,955,000	1,898,457	4.34%

(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2024.

(f)	Fair valued by the Adviser.

(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

As of May 31, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.0% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 47

PORTFOLIO OF INVESTMENTS

AB PENNSYLVANIA PORTFOLIO

May 31, 2024

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.9%
Long-Term Municipal Bonds – 98.9%
Pennsylvania – 92.5%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018-A 5.00%, 04/01/2036	$1,600	$1,652,797
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Center City Investment Corp. Revenue) Series 2022 5.25%, 05/01/2042(a)	480	463,415
Berks County Industrial Development Authority (Pre-refunded – US Treasuries) Series 2018 5.00%, 05/15/2043	500	515,413
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2020-B 5.00%, 02/01/2040	750	485,693
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2027	420	411,651
Bucks County Water and Sewer Authority AGM Series 2015-A 5.00%, 12/01/2037	780	784,435
Centre County Hospital Authority (Mount Nittany Medical Center Obligated Group) Series 2018-A 5.00%, 11/15/2042	1,000	1,015,111
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2043	650	632,558
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 6.00%, 10/15/2052(a)	200	201,090
Chester County Industrial Development Authority (Woodlands at Greystone Neighborhood Improvement District) Series 2018 5.00%, 03/01/2038(a)	300	287,532

48 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Erie Higher Education Building Authority (Gannon University) Series 2021 4.00%, 05/01/2036	$300	$270,419
4.00%, 05/01/2041	250	208,588
City of Philadelphia PA Water & Wastewater Revenue Series 2018-A 5.00%, 10/01/2048	1,000	1,033,023
Commonwealth Financing Authority (Commonwealth Financing Authority State Lease) Series 2018 5.00%, 06/01/2031	2,500	2,615,674
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania COP) Series 2018-A 5.00%, 07/01/2034	450	471,941
5.00%, 07/01/2035	750	785,912
5.00%, 07/01/2036	1,000	1,045,805
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046	635	638,730
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2032	1,625	1,585,298
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2033	660	664,552
Lehigh County General Purpose Authority (Muhlenberg College) Series 2024 5.25%, 02/01/2054(b)	1,000	1,032,888
Montgomery County Higher Education and Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2037	1,100	1,105,242

abfunds.com	AB MUNICIPAL INCOME FUND II | 49

PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2052	$1,000	$1,024,504
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.75%, 07/01/2035	765	636,566
Northeastern Pennsylvania Hospital and Education Authority (Wilkes University) Series 2016-B 5.25%, 03/01/2037	520	505,659
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 6.00%, 06/30/2061	1,000	1,095,500
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042	1,000	982,931
Pennsylvania Economic Development Financing Authority (Reworld Holding Corp.) Series 2019 3.25%, 08/01/2039(a)	270	208,593
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 4.06% (MUNIPSA + 0.70%), 11/15/2047(c)	1,000	995,096
Pennsylvania Economic Development Financing Authority (Villanova University) Series 2024 5.00%, 08/01/2049	1,000	1,072,677
Pennsylvania State University (The) Series 2020-A 4.00%, 09/01/2050	500	474,576
Series 2020-D 2.79%, 09/01/2043	1,000	730,423

50 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Pennsylvania Turnpike Commission Series 2021-C 4.00%, 12/01/2043	$1,290	$1,274,551
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series 2018-B 5.00%, 12/01/2038	1,000	1,048,725
5.00%, 12/01/2043	1,000	1,033,497
Pennsylvania Turnpike Commission Registration Fee Revenue Series 2023 3.36% (MUNIPSA + 0.85%), 07/15/2041(c)	1,000	1,000,334
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040	400	400,131
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030	220	220,110
Philadelphia Authority for Industrial Development (Philadelphia Electrical & Technology Charter High School) Series 2021 4.00%, 06/01/2056	500	381,232
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2040(a)	1,000	1,003,741
Philadelphia Authority for Industrial Development (St Joseph’s University) Series 2022 5.50%, 11/01/2060	2,000	2,118,484
Philadelphia Authority for Industrial Development (Tacony Academy Charter School) Series 2023 5.50%, 06/15/2043(a)	500	505,801
Philadelphia Authority for Industrial Development (Temple University-of The Commonwealth System of Higher Education) Series 2016-2 5.00%, 04/01/2029	1,000	1,009,005
Philadelphia Energy Authority (The) (City of Philadelphia PA Lease) Series 2023 5.00%, 11/01/2040	1,200	1,288,901

abfunds.com	AB MUNICIPAL INCOME FUND II | 51

PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Pittsburgh Water & Sewer Authority AGM Series 2023-C 4.524% (SOFR + 0.80%), 09/01/2040(a)(c)	$2,000	$1,938,059
School District of Philadelphia (The) Series 2019-A 5.00%, 09/01/2044	750	773,391
Series 2023-A 5.25%, 09/01/2043	1,000	1,082,316
Scranton School District/PA BAM Series 2017-E 5.00%, 12/01/2033	500	520,676
5.00%, 12/01/2034	800	833,683
5.00%, 12/01/2035	500	520,724
State Public School Building Authority (Harrisburg School District) AGM Series 2016 5.00%, 12/01/2029	865	891,536
State Public School Building Authority (Pre-refunded – US Treasuries) AGM Series 2016 5.00%, 12/01/2029	135	139,922

		43,619,111

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	135	144,853

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	100	102,072

Guam – 2.8%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	100	83,367
Series 2023 5.25%, 10/01/2031	100	99,854
Guam Education Financing Foundation (Guam Education Financing Foundation COP) Series 2016-B 5.00%, 10/01/2026(a)	250	245,283

52 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Guam Power Authority Series 2017-A 5.00%, 10/01/2036	$120	$122,784
5.00%, 10/01/2040	525	532,429
Territory of Guam Series 2019 5.00%, 11/15/2031	75	75,379
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046	150	149,295

		1,308,391

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	35	35,641

New Jersey – 0.8%
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	370	372,389

New York – 0.4%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(a)	180	180,124

Puerto Rico – 1.6%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033	100	66,275
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	100	99,529
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth Series 2023-A 6.625%, 01/01/2027	20	20,058
6.625%, 01/01/2028	156	152,619
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) 12.50%, 12/15/2025(d)(e)	36	35,044

abfunds.com	AB MUNICIPAL INCOME FUND II | 53

PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	$100	$82,560
Series 2019-A 4.329%, 07/01/2040	65	64,574
5.00%, 07/01/2058	250	249,178

		769,837

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	120	109,950

Total Municipal Obligations (cost $47,927,418)		46,642,368

	Shares
PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Puerto Rico LP 0.00%(d)(e)(f) (cost $61,349)	3,420	9,952

SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.22%(g)(h)(i) (cost $611,032)	611,032	611,032

Total Investments – 100.2% (cost $48,599,799)		47,263,352
Other assets less liabilities – (0.2)%		(85,122)

Net Assets – 100.0%		$47,178,230

54 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	2,500	01/15/2027	1 Day SOFR	3.892%	Annual	$(58,166)	$	– 0	–	$(58,166)
USD	2,300	04/20/2028	1 Day SOFR	3.394%	Annual	(86,442)		– 0	–	(86,442)
USD	900	07/31/2029	1 Day SOFR	4.461%	Annual	7,159		– 0	–	7,159
USD	850	04/30/2030	1 Day SOFR	3.075%	Annual	(52,692)		– 0	–	(52,692)
USD	800	11/01/2030	1 Day SOFR	4.190%	Annual	(6,406)		– 0	–	(6,406)
USD	3,000	07/31/2031	1 Day SOFR	4.059%	Annual	(24,457)		340		(24,797)

						$(221,004)		$340		$(221,344)

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	1,140	10/09/2029	1.125%	SIFMA*	Quarterly	$117,798	$	– 0	–	$117,798

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2024, the aggregate market value of these securities amounted to $5,390,513 or 11.4% of net assets.

(b)	When-Issued or delayed delivery security.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2024.

(d)	Fair valued by the Adviser.

(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(f)	Non-income producing security.

(g)	Affiliated investments.

(h)	The rate shown represents the 7-day yield as of period end.

(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of May 31, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 12.3% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

MUNIPSA – SIFMA Municipal Swap Index

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 55

PORTFOLIO OF INVESTMENTS

AB VIRGINIA PORTFOLIO

May 31, 2024

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.4%
Long-Term Municipal Bonds – 95.2%
Virginia – 70.3%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	$1,000	$965,739
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System Obligated Group) Series 2020 4.00%, 07/01/2045	4,000	3,754,340
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(a)	585	585,389
Chesapeake Bay Bridge & Tunnel District Series 2016 5.00%, 07/01/2046	4,000	4,013,514
City of Richmond VA Public Utility Revenue (Pre-refunded – US Govt Agencies) Series 2016 5.00%, 01/15/2030	4,000	4,099,968
5.00%, 01/15/2034	5,000	5,124,960
County of Fairfax Series 2023-A 4.00%, 10/01/2041	4,445	4,462,775
County of Loudoun VA Series 2016-A 4.00%, 12/01/2025	1,000	1,009,111
Culpeper County Economic Development Authority (County of Culpeper VA Lease) Series 2014 4.00%, 06/01/2029	2,955	2,941,524
Dulles Town Center Community Development Authority Series 2012 4.25%, 03/01/2026	655	638,184
Fairfax County Economic Development Authority (Pre-refunded – US Treasuries) Series 2016 4.00%, 04/01/2035	415	419,231

56 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2014-A 5.00%, 05/15/2044	$2,000	$1,999,992
Series 2018-A 4.00%, 05/15/2048	1,500	1,437,936
Series 2022 4.00%, 05/15/2042	2,000	1,963,651
Greater Richmond Convention Center Authority (Pre-refunded – US Treasuries) Series 2015 5.00%, 06/15/2030	3,000	3,039,811
5.00%, 06/15/2031	2,000	2,026,541
Hampton Roads Sanitation District Series 2017-A 5.00%, 10/01/2033	3,550	3,738,588
Hampton Roads Transportation Accountability Commission (Pre-refunded – US Govt Agencies) Series 2021-A 5.00%, 07/01/2026	5,000	5,138,968
Hampton Roads Transportation Accountability Commission (Pre-refunded – US Treasuries) Series 2018-A 5.00%, 07/01/2035	4,000	4,234,397
Henrico County Economic Development Authority (Westminster-Canterbury Corp. Obligated Group) Series 2022 5.00%, 10/01/2047	1,000	1,027,683
James City County Economic Development Authority (Williamsburg Landing, Inc. Obligated Group) Series 2021-A 4.00%, 12/01/2050	1,575	1,220,143
Series 2024-A 6.875%, 12/01/2058	500	542,786
Lexington Industrial Development Authority (Kendal at Lexington) Series 2016 4.00%, 01/01/2031	1,500	1,491,388
Lynchburg Economic Development Authority (Centra Health Obligated Group) Series 2017-A 5.00%, 01/01/2047	1,750	1,756,061

abfunds.com	AB MUNICIPAL INCOME FUND II | 57

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Norfolk Airport Authority/VA Series 2019 5.00%, 07/01/2043	$2,870	$2,963,833
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(a)	960	918,098
Roanoke County Economic Development Authority (City of Roanoke VA Lease) Series 2015 5.00%, 10/15/2035	1,750	1,774,887
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 4.00%, 07/01/2036	1,000	1,006,073
4.00%, 07/01/2038	1,550	1,537,595
Roanoke Economic Development Authority (Lynchburg College) Series 2018-A 5.00%, 09/01/2033	1,125	1,139,194
5.00%, 09/01/2038	1,535	1,538,708
5.00%, 09/01/2043	1,000	972,120
Rockingham County Economic Development Authority (Sentara Healthcare Obligated Group) Series 2021 3.00%, 11/01/2046	1,265	991,610
Rockingham County Economic Development Authority (Sunnyside Presbyterian Home Obligated Group) Series 2020 4.00%, 12/01/2032	1,085	1,078,819
5.00%, 12/01/2039	1,000	1,017,766
Southampton County Industrial Development Authority (PRTI-Virginia One LLC) Series 2023 4.875%, 11/01/2053	2,000	1,996,286
Suffolk Economic Development Authority (EveryAge Obligated Group) Series 2016 5.00%, 09/01/2031	1,000	983,833
Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047	2,000	1,843,460

58 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

University of Virginia Series 2020 2.256%, 09/01/2050	$1,000	$585,246
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	295	266,325
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 7.00%, 09/01/2059	500	554,604
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(a)	1,000	916,486
Series 2015-A 5.00%, 07/01/2030(a)	1,615	1,616,618
Virginia College Building Authority (Regent University) Series 2021 4.00%, 06/01/2036	3,125	2,954,032
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2019-B 3.00%, 02/01/2037	9,140	7,873,943
Virginia Commonwealth University Health System Authority (Virginia Commonwealth University Health System Authority Obligated Group) Series 2017-B 5.00%, 07/01/2046	2,000	2,028,407
Virginia Port Authority Series 2016-B 5.00%, 07/01/2035	2,000	2,024,197
5.00%, 07/01/2036	4,160	4,204,465
Virginia Public Building Authority (Virginia Public Building Authority State Lease) Series 2024-A 5.00%, 08/01/2044(b)	2,000	2,191,447
Virginia Resources Authority Series 2011-B 5.00%, 11/01/2026	20	20,016

abfunds.com	AB MUNICIPAL INCOME FUND II | 59

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2016-C 4.00%, 11/01/2034	$2,000	$2,001,157
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 5.00%, 07/01/2035	4,580	4,814,241
Virginia Small Business Financing Authority (Bon Secours Mercy Health, Inc.) Series 2020 4.00%, 12/01/2049	3,500	3,239,777
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2022 4.00%, 01/01/2040	4,825	4,585,346
Virginia Small Business Financing Authority (Hampton University) Series 2014 5.25%, 10/01/2029	4,125	4,138,399
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) Series 2017 5.00%, 12/31/2052	3,350	3,365,017
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 4.00%, 01/01/2051	1,500	1,290,987
Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) Series 2023 5.00%, 11/01/2052	4,000	3,999,939
Virginia Small Business Financing Authority (Reworld Holding Corp.) Series 2018 5.00%, 01/01/2048(a)	1,000	977,864
Winchester Economic Development Authority (Valley Health Obligated Group) Series 2015 5.00%, 01/01/2034	2,000	2,027,101
5.00%, 01/01/2035	1,500	1,520,043

		134,590,619

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	420	450,654

60 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Arizona – 0.5%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	$200	$204,145
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	705	747,915

		952,060

District of Columbia – 15.4%
Metropolitan Washington Airports Authority Aviation Revenue Series 2018-A 5.00%, 10/01/2038	2,330	2,410,768
Series 2020-A 4.00%, 10/01/2035	2,000	1,973,053
Series 2021-A 5.00%, 10/01/2036	2,250	2,400,515
5.00%, 10/01/2046	5,000	5,157,571
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series 2010-B 6.50%, 10/01/2044	4,300	4,674,611
Series 2019 5.00%, 10/01/2034	1,500	1,580,097
AGM Series 2022 4.00%, 10/01/2052	3,000	2,807,474
Washington Metropolitan Area Transit Authority Series 2017-A 5.00%, 07/01/2031	1,145	1,191,515
5.00%, 07/01/2032	3,950	4,102,100
Washington Metropolitan Area Transit Authority Dedicated Revenue (Washington Metropolitan Area Transit Authority Dedicated Revenue Lease) Series 2023 5.00%, 07/15/2048	3,000	3,211,800

		29,509,504

Georgia – 0.1%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2039	100	103,338

abfunds.com	AB MUNICIPAL INCOME FUND II | 61

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Guam – 3.4%
Antonio B Won Pat International Airport Authority Series 2021-A 4.46%, 10/01/2043	$1,015	$818,946
Guam Department of Education (Guam Department of Education COP) Series 2020 5.00%, 02/01/2040	1,095	1,055,181
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	1,630	1,667,821
Territory of Guam Series 2019 5.00%, 11/15/2031	190	190,960
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	1,370	1,270,690
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2035	1,500	1,547,958

		6,551,556

Illinois – 1.2%
Metropolitan Pier & Exposition Authority Series 2015-B 5.00%, 12/15/2045	2,200	2,211,115

Michigan – 0.0%
City of Detroit MI Series 2018 5.00%, 04/01/2036	85	86,557

Nevada – 0.0%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	500	63,924

North Carolina – 0.2%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	560	470,764

62 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 3.1%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	$43	$43,109
Zero Coupon, 07/01/2033	369	244,378
4.00%, 07/01/2046	103	92,911
5.625%, 07/01/2027	303	316,789
Series 2022-C Zero Coupon, 11/01/2043	18	11,094
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	855	897,406
5.00%, 07/01/2035(a)	250	260,350
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	235	233,893
NATL Series 2007-V 5.25%, 07/01/2032	300	295,262
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth Series 2023-A 6.625%, 01/01/2027	50	49,474
6.625%, 01/01/2028	384	376,462
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) 12.50%, 12/15/2025(c)(d)	89	86,442
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (Hospital Auxilio Mutuo Obligated Group) Series 2021 4.00%, 07/01/2038	275	248,487
4.00%, 07/01/2040	295	261,503
5.00%, 07/01/2034	110	114,744
5.00%, 07/01/2035	115	119,923
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	500	592,555

abfunds.com	AB MUNICIPAL INCOME FUND II | 63

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	$223	$184,109
Zero Coupon, 07/01/2046	1,000	318,521
Series 2019-A 4.329%, 07/01/2040	180	178,820
5.00%, 07/01/2058	955	951,859

		5,878,091

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	295	270,293

Texas – 0.3%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	520	516,354
Tarrant County Cultural Education Facilities Finance Corp. Series 2015-B 5.00%, 11/15/2036(c)(d)(e)(f)(g)	941	– 0	–

		516,354

Washington – 0.4%
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2044	650	653,315
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2055(a)	100	75,816

		729,131

Total Long-Term Municipal Bonds (cost $189,812,835)		182,383,960

Short-Term Municipal Notes – 1.2%
Virginia – 1.2%
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 3.35%, 07/01/2052(h)	1,000	1,000,000

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (Carilion Clinic Obligated Group) Series 2019 3.35%, 07/01/2042(h)	$1,310	$1,310,000

Total Short-Term Municipal Notes (cost $2,310,000)		2,310,000

Total Municipal Obligations (cost $192,122,835)		184,693,960

ASSET-BACKED SECURITIES – 0.3%
Other ABS – Fixed Rate – 0.3%
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	156	152,029
5.25%, 07/01/2036	185	185,592
5.25%, 07/01/2041	173	167,949

Total Asset-Backed Securities (cost $511,234)		505,570

	Shares
PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Puerto Rico LP 0.00%(c)(d)(e) (cost $151,336)	8,437	24,552

SHORT-TERM INVESTMENTS – 2.6%
Investment Companies – 2.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.22%(i)(j)(k) (cost $5,009,549)	5,009,549	5,009,549

Total Investments – 99.3% (cost $197,794,954)		190,233,631
Other assets less liabilities – 0.7%		1,361,566

Net Assets – 100.0%		$191,595,197

abfunds.com	AB MUNICIPAL INCOME FUND II | 65

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)
USD	4,200	07/31/2029	1 Day SOFR	4.461%	Annual	$33,410	$–0	–	$33,410
USD	1,200	07/31/2029	1 Day SOFR	3.975%	Annual	(20,349)	– 0	–	(20,349)
USD	4,400	04/30/2030	1 Day SOFR	3.075%	Annual	(272,758)	– 0	–	(272,758)
USD	6,400	07/31/2030	1 Day SOFR	4.016%	Annual	(138,697)	– 0	–	(138,697)
USD	3,300	07/31/2030	1 Day SOFR	3.806%	Annual	(116,432)	– 0	–	(116,432)
USD	3,300	07/31/2030	1 Day SOFR	4.504%	Annual	31,515	– 0	–	31,515
USD	2,300	11/01/2030	1 Day SOFR	4.105%	Annual	(29,716)	– 0	–	(29,716)
USD	4,700	07/31/2031	1 Day SOFR	4.059%	Annual	(38,315)	533		(38,848)

						$(551,342)	$533		$(551,875)

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	2,965	10/09/2029	1.125%	SIFMA*	Quarterly	$306,378	$	– 0	–	$306,378

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2024, the aggregate market value of these securities amounted to $7,753,397 or 4.0% of net assets.

(b)	When-Issued or delayed delivery security.

(c)	Fair valued by the Adviser.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)	Non-income producing security.

(f)	Defaulted.

(g)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value			Percentage of Net Assets
Tarrant County Cultural Education Facilities Finance Corp. Series 2015-B 5.00%, 11/15/2036	05/22/2015	$950,418	$	– 0	–	0.00%

(h)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(i)	Affiliated investments.

(j)	The rate shown represents the 7-day yield as of period end.

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

(k)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of May 31, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.8% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

COP – Certificate of Participation

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 67

STATEMENT OF ASSETS & LIABILITIES

May 31, 2024

	AB Arizona		AB Massachusetts
Assets
Investments in securities, at value
Unaffiliated issuers (cost $85,621,824 and $235,612,253, respectively)	$80,361,264		$227,269,097
Affiliated issuers (cost $1,538,648 and $338,267, respectively)	1,538,648		338,267
Cash	17		– 0	–
Cash collateral due from broker	309,364		919,290
Interest receivable	1,334,210		3,717,981
Unrealized appreciation on interest rate swaps	173,080		312,578
Receivable for variation margin on centrally cleared swaps	67,413		103,141
Receivable for shares of beneficial interest sold	53,839		616,734
Receivable due from Adviser	13,828		26,661
Affiliated dividends receivable	6,192		6,010

Total assets	83,857,855		233,309,759

Liabilities
Payable for investment securities purchased	3,062,540		– 0	–
Custody and accounting fees payable	124,592		143,666
Payable for shares of beneficial interest redeemed	87,566		215,282
Payable for terminated centrally cleared interest rate swaps	45,229		– 0	–
Advisory fee payable	30,677		89,009
Administrative fee payable	24,562		30,884
Distribution fee payable	15,343		19,884
Trustees’ fees payable	5,399		5,947
Transfer Agent fee payable	1,449		2,136
Dividends payable	– 0	–	89,650
Accrued expenses	44,975		54,221

Total liabilities	3,442,332		650,679

Net Assets	$80,415,523		$232,659,080

Composition of Net Assets
Shares of beneficial interest, at par	$79,166		$226,666
Additional paid-in capital	87,390,583		241,070,240
Accumulated loss	(7,054,226)		(8,637,826)

	$80,415,523		$232,659,080

68 | AB MUNICIPAL INCOME FUND II	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Arizona Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$65,259,346	6,424,659	$10.16	*

Class C	$1,716,899	169,252	$10.14

Advisor Class	$13,439,278	1,322,669	$10.16

AB Massachusetts Portfolio

Class A	$77,740,978	7,570,581	$10.27	*

Class C	$3,663,614	357,500	$10.25

Advisor Class	$151,254,488	14,738,540	$10.26

*	The maximum offering price per share for Class A of AB Arizona Portfolio and AB Massachusetts Portfolio were $10.47 and $10.59, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 69

STATEMENT OF ASSETS & LIABILITIES (continued)

	AB Minnesota		AB New Jersey
Assets
Investments in securities, at value
Unaffiliated issuers (cost $30,699,151 and $66,487,703, respectively)	$29,041,506		$65,521,147
Affiliated issuers (cost $925,927 and $883,573, respectively)	925,927		883,573
Cash collateral due from broker	290,135		252,367
Interest receivable	416,129		1,047,670
Unrealized appreciation on interest rate swaps	86,282		127,614
Receivable for variation margin on centrally cleared swaps	30,208		26,582
Receivable due from Adviser	12,360		26,823
Affiliated dividends receivable	1,104		3,532
Receivable for shares of beneficial interest sold	203		18,575
Receivable for investment securities sold	– 0	–	165,000

Total assets	30,803,854		68,072,883

Liabilities
Custody and accounting fees payable	105,572		114,902
Audit and tax fee payable	29,122		29,122
Payable for shares of beneficial interest redeemed	14,164		144,464
Advisory fee payable	11,863		24,587
Distribution fee payable	7,370		14,181
Trustees’ fees payable	5,212		5,320
Transfer Agent fee payable	1,449		1,449
Dividends payable	203		19,960
Payable for investment securities purchased	– 0	–	4,397,080
Administrative fee payable	– 0	–	31,827
Accrued expenses	17,257		17,264

Total liabilities	192,212		4,800,156

Net Assets	$30,611,642		$63,272,727

Composition of Net Assets
Shares of beneficial interest, at par	$32,675		$70,368
Additional paid-in capital	32,149,560		64,564,656
Accumulated loss	(1,570,593)		(1,362,297)

	$30,611,642		$63,272,727

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Minnesota Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$29,387,476	3,136,990	$9.37	*

Class C	$1,224,166	130,532	$9.38

AB New Jersey Portfolio

Class A	$62,536,566	6,954,961	$8.99	*

Class C	$736,161	81,810	$9.00

*	The maximum offering price per share for Class A of AB Minnesota Portfolio and AB New Jersey Portfolio were $9.66 and $9.27, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

70 | AB MUNICIPAL INCOME FUND II	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

	AB Ohio		AB Pennsylvania
Assets
Investments in securities, at value
Unaffiliated issuers (cost $44,980,458 and $47,988,767, respectively)	$42,796,404		$46,652,320
Affiliated issuers (cost $0 and $611,032, respectively)	– 0	–	611,032
Cash	131,817		– 0	–
Cash collateral due from broker	204,235		292,272
Interest receivable	645,411		702,628
Unrealized appreciation on interest rate swaps	121,414		117,798
Receivable for investment securities sold	60,000		25,000
Receivable for variation margin on centrally cleared swaps	33,950		22,003
Receivable due from Adviser	13,956		19,594
Receivable for shares of beneficial interest sold	5,439		18,705
Affiliated dividends receivable	313		2,019

Total assets	44,012,939		48,463,371

Liabilities
Custody and accounting fees payable	106,991		114,069
Payable for shares of beneficial interest redeemed	43,141		36,383
Audit and tax fee payable	29,122		27,143
Payable for terminated centrally cleared interest rate swaps	17,113		– 0	–
Advisory fee payable	16,858		18,161
Distribution fee payable	10,326		10,439
Trustees’ fees payable	5,268		5,274
Dividends payable	4,486		5,401
Transfer Agent fee payable	1,449		1,453
Payable for investment securities purchased	– 0	–	1,046,720
Accrued expenses	17,663		20,098

Total liabilities	252,417		1,285,141

Net Assets	$43,760,522		$47,178,230

Composition of Net Assets
Shares of beneficial interest, at par	$47,631		$49,534
Additional paid-in capital	49,371,242		49,538,313
Accumulated loss	(5,658,351)		(2,409,617)

	$43,760,522		$47,178,230

abfunds.com	AB MUNICIPAL INCOME FUND II | 71

STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Ohio Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$42,261,338	4,599,820	$9.19	*

Class C	$1,499,184	163,288	$9.18

AB Pennsylvania Portfolio

Class A	$46,646,515	4,897,591	$9.52	*

Class C	$531,715	55,819	$9.53

*	The maximum offering price per share for Class A of AB Ohio Portfolio and AB Pennsylvania Portfolio were $9.47 and $9.81, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

72 | AB MUNICIPAL INCOME FUND II	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Virginia
Assets
Investments in securities, at value
Unaffiliated issuers (cost $192,785,405)	$185,224,082
Affiliated issuers (cost $5,009,549)	5,009,549
Cash collateral due from broker	977,141
Interest receivable	2,788,910
Unrealized appreciation on interest rate swaps	306,378
Receivable for variation margin on centrally cleared swaps	148,151
Receivable for shares of beneficial interest sold	45,153
Receivable due from Adviser	13,242
Affiliated dividends receivable	11,622

Total assets	194,524,228

Liabilities
Payable for investment securities purchased	2,258,040
Payable for shares of beneficial interest redeemed	231,402
Advisory fee payable	73,758
Payable for terminated centrally cleared interest rate swaps	64,674
Dividends payable	36,480
Administrative fee payable	31,434
Distribution fee payable	26,967
Trustees’ fees payable	5,808
Transfer Agent fee payable	1,581
Accrued expenses	198,887

Total liabilities	2,929,031

Net Assets	$191,595,197

Composition of Net Assets
Shares of beneficial interest, at par	$185,973
Additional paid-in capital	203,921,689
Accumulated loss	(12,512,465)

$191,595,197

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Virginia Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$105,807,431	10,270,977	$10.30	*

Class C	$5,032,627	489,803	$10.27

Advisor Class	$80,755,139	7,836,479	$10.31

*	The maximum offering price per share for Class A shares was $10.62 which reflects a sales charge of 3.00%.

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 73

STATEMENT OF OPERATIONS

Year Ended May 31, 2024

	AB Arizona	AB Massachusetts
Investment Income
Interest	$3,255,610	$7,930,327
Dividends – Affiliated issuers	41,059	273,591
Other income	468	2,746

Total income	3,297,137	8,206,664

Expenses
Advisory fee (see Note B)	385,161	996,094
Distribution fee – Class A	175,333	205,207
Distribution fee – Class C	25,382	49,540
Transfer agency – Class A	29,947	30,843
Transfer agency – Class C	1,129	1,928
Transfer agency – Advisor Class	5,507	52,281
Administrative	70,120	77,228
Custody and accounting	56,212	68,183
Audit and tax	45,460	47,440
Legal	35,959	37,073
Printing	20,601	25,612
Registration fees	20,193	24,406
Trustees’ fees	19,728	21,575
Miscellaneous	19,428	25,442

Total expenses before bank overdraft expense	910,160	1,662,852
Bank overdraft expense	1,604	446

Total expenses	911,764	1,663,298
Less: expenses waived and reimbursed by the Adviser (see Note B)	(256,908)	(264,436)

Net expenses	654,856	1,398,862

Net investment income	2,642,281	6,807,802

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(384,279)	(2,274,693)
Swaps	955,006	60,155
Net change in unrealized appreciation/depreciation of:
Investments	860,398	3,378,315
Swaps	(1,541,894)	(241,162)

Net gain (loss) on investment transactions	(110,769)	922,615

Net Increase in Net Assets from Operations	$2,531,512	$7,730,417

See notes to financial statements.

74 | AB MUNICIPAL INCOME FUND II	abfunds.com

STATEMENT OF OPERATIONS (continued)

	AB Minnesota	AB New Jersey
Investment Income
Interest	$1,144,905	$2,571,638
Dividends – Affiliated issuers	22,382	68,943
Other income	87	765

Total income	1,167,374	2,641,346

Expenses
Advisory fee (see Note B)	148,127	279,672
Distribution fee – Class A	78,645	152,214
Distribution fee – Class C	14,592	12,635
Transfer agency – Class A	25,707	32,110
Transfer agency – Class C	1,320	713
Administrative	79,569	74,511
Audit and tax	47,440	47,440
Custody and accounting	42,716	56,424
Legal	32,133	35,856
Trustees’ fees	19,037	19,415
Printing	15,342	20,757
Registration fees	7,011	9,827
Miscellaneous	15,657	16,814

Total expenses before bank overdraft expense	527,296	758,388
Bank overdraft expense	1,524	921

Total expenses	528,820	759,309
Less: expenses waived and reimbursed by the Adviser (see Note B)	(237,116)	(240,957)

Net expenses	291,704	518,352

Net investment income	875,670	2,122,994

Realized and Unrealized Loss on Investment Transactions
Net realized loss on:
Investment transactions	(80,582)	(220,368)
Swaps	(40,814)	(134,978)
Net change in unrealized appreciation/depreciation of:
Investments	157,287	64,796
Swaps	(322,666)	(143,909)

Net loss on investment transactions	(286,775)	(434,459)

Net Increase in Net Assets from Operations	$588,895	$1,688,535

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 75

STATEMENT OF OPERATIONS (continued)

	AB Ohio	AB Pennsylvania
Investment Income
Interest	$1,810,246	$1,998,183
Dividends – Affiliated issuers	34,244	40,719
Other income	219	166

Total income	1,844,709	2,039,068

Expenses
Advisory fee (see Note B)	214,451	220,931
Distribution fee – Class A	115,357	120,958
Distribution fee – Class C	15,128	7,125
Transfer agency – Class A	31,981	33,603
Transfer agency – Class C	1,114	526
Administrative	79,569	80,751
Audit and tax	47,440	45,460
Custody and accounting	45,733	55,957
Legal	35,787	35,745
Printing	20,208	17,768
Trustees’ fees	19,236	19,253
Registration fees	10,225	15,703
Miscellaneous	16,408	16,384

Total expenses before bank overdraft expense	652,637	670,164
Bank overdraft expense	3,343	1,574

Total expenses	655,980	671,738
Less: expenses waived and reimbursed by the Adviser (see Note B)	(260,925)	(248,573)

Net expenses	395,055	423,165

Net investment income	1,449,654	1,615,903

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(663,689)	(297,964)
Swaps	(104,947)	543,934
Net change in unrealized appreciation/depreciation of:
Investments	1,088,973	277,323
Swaps	(185,393)	(921,668)

Net gain (loss) on investment transactions	134,944	(398,375)

Net Increase in Net Assets from Operations	$1,584,598	$1,217,528

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

AB Virginia
Investment Income
Interest	$6,978,334
Dividends – Affiliated issuers	162,962
Other income	2,348

Total income	7,143,644

Expenses
Advisory fee (see Note B)	903,864
Distribution fee – Class A	275,681
Distribution fee – Class C	61,398
Transfer agency – Class A	34,504
Transfer agency – Class C	2,062
Transfer agency – Advisor Class	26,391
Administrative	77,870
Custody and accounting	65,182
Audit and tax	47,440
Legal	38,961
Printing	25,238
Trustees’ fees	21,225
Registration fees	20,501
Miscellaneous	24,678

Total expenses before bank overdraft expense	1,624,995
Bank overdraft expense	36

Total expenses	1,625,031
Less: expenses waived and reimbursed by the Adviser (see Note B)	(187,158)

Net expenses	1,437,873

Net investment income	5,705,771

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(2,409,854)
Swaps	1,190,938
Net change in unrealized appreciation/depreciation of:
Investments	2,965,693
Swaps	(2,551,660)

Net loss on investment transactions	(804,883)

Net Increase in Net Assets from Operations	$4,900,888

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	AB Arizona
	Year Ended May 31, 2024	Year Ended May 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,642,281	$2,834,934
Net realized gain (loss) on investment transactions	570,727	(97,682)
Net change in unrealized appreciation (depreciation) of investments	(681,496)	(4,312,158)

Net increase (decrease) in net assets from operations	2,531,512	(1,574,906)
Distributions to Shareholders
Class A	(1,988,797)	(2,453,678)
Class C	(52,679)	(85,382)
Advisor Class	(399,473)	(323,906)
Transactions in Shares of Beneficial Interest
Net decrease	(12,185,252)	(14,781,893)

Total decrease	(12,094,689)	(19,219,765)
Net Assets
Beginning of period	92,510,212	111,729,977

End of period	$80,415,523	$92,510,212

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Massachusetts
	Year Ended May 31, 2024	Year Ended May 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$6,807,802	$5,726,699
Net realized gain (loss) on investment transactions	(2,214,538)	1,089,886
Net change in unrealized appreciation (depreciation) of investments	3,137,153	(8,428,052)

Net increase (decrease) in net assets from operations	7,730,417	(1,611,467)
Distributions to Shareholders
Class A	(2,416,314)	(2,606,046)
Class C	(108,793)	(148,949)
Advisor Class	(4,308,545)	(3,223,039)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	28,195,590	(11,005,961)

Total increase (decrease)	29,092,355	(18,595,462)
Net Assets
Beginning of period	203,566,725	222,162,187

End of period	$232,659,080	$203,566,725

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Minnesota
	Year Ended May 31, 2024	Year Ended May 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$875,670	$965,581
Net realized gain (loss) on investment transactions	(121,396)	186,735
Net change in unrealized appreciation (depreciation) of investments	(165,379)	(1,693,300)

Net increase (decrease) in net assets from operations	588,895	(540,984)
Distributions to Shareholders
Class A	(730,761)	(977,061)
Class C	(22,907)	(41,726)
Transactions in Shares of Beneficial Interest
Net decrease	(4,897,025)	(13,115,480)

Total decrease	(5,061,798)	(14,675,251)
Net Assets
Beginning of period	35,673,440	50,348,691

End of period	$30,611,642	$35,673,440

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB New Jersey
	Year Ended May 31, 2024	Year Ended May 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,122,994	$1,875,610
Net realized loss on investment transactions	(355,346)	(103,870)
Net change in unrealized appreciation (depreciation) of investments	(79,113)	(1,625,960)

Net increase in net assets from operations	1,688,535	145,780
Distributions to Shareholders
Class A	(2,023,212)	(1,907,453)
Class C	(32,493)	(47,615)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	2,087,139	(995,078)

Total increase (decrease)	1,719,969	(2,804,366)
Net Assets
Beginning of period	61,552,758	64,357,124

End of period	$63,272,727	$61,552,758

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Ohio
	Year Ended May 31, 2024	Year Ended May 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,449,654	$1,615,055
Net realized loss on investment transactions	(768,636)	(649,429)
Net change in unrealized appreciation (depreciation) of investments	903,580	(1,786,894)

Net increase (decrease) in net assets from operations	1,584,598	(821,268)
Distributions to Shareholders
Class A	(1,351,186)	(1,609,700)
Class C	(33,003)	(35,703)
Transactions in Shares of Beneficial Interest
Net decrease	(7,542,854)	(19,645,557)

Total decrease	(7,342,445)	(22,112,228)
Net Assets
Beginning of period	51,102,967	73,215,195

End of period	$43,760,522	$51,102,967

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Pennsylvania
	Year Ended May 31, 2024	Year Ended May 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,615,903	$1,518,588
Net realized gain (loss) on investment transactions	245,970	(988,352)
Net change in unrealized appreciation (depreciation) of investments	(644,345)	(1,231,199)

Net increase (decrease) in net assets from operations	1,217,528	(700,963)
Distributions to Shareholders
Class A	(1,499,825)	(1,541,606)
Class C	(16,598)	(21,648)
Transactions in Shares of Beneficial Interest
Net decrease	(3,633,524)	(5,648,882)

Total decrease	(3,932,419)	(7,913,099)
Net Assets
Beginning of period	51,110,649	59,023,748

End of period	$47,178,230	$51,110,649

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Virginia
	Year Ended May 31, 2024	Year Ended May 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$5,705,771	$5,255,709
Net realized loss on investment transactions	(1,218,916)	(1,665,130)
Net change in unrealized appreciation (depreciation) of investments	414,033	(5,506,022)

Net increase (decrease) in net assets from operations	4,900,888	(1,915,443)
Distributions to Shareholders
Class A	(2,864,329)	(3,091,853)
Class C	(113,702)	(138,559)
Advisor Class	(2,402,647)	(2,222,100)
Transactions in Shares of Beneficial Interest
Net decrease	(15,794,931)	(17,651,484)

Total decrease	(16,274,721)	(25,019,439)
Net Assets
Beginning of period	207,869,918	232,889,357

End of period	$191,595,197	$207,869,918

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

May 31, 2024

NOTE A

Significant Accounting Policies

AB Municipal Income Fund II (the “Fund”) which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as a diversified, open-end management investment company. The Fund operates as a series company currently comprised of seven portfolios: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio (the “Portfolios”). Each series is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio offers Class A and Class C shares. Class B shares, Class T shares and Class Z shares have been authorized but currently are not offered. AB Arizona Portfolio, AB Massachusetts Portfolio and AB Virginia Portfolio offer Advisor Class shares. Advisor Class shares for AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio and AB Pennsylvania Portfolio have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 3% for purchases up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All six classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Trustees (the

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NOTES TO FINANCIAL STATEMENTS (continued)

“Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolios’ valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolios’ portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

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NOTES TO FINANCIAL STATEMENTS (continued)

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor

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inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of May 31, 2024:

AB Arizona Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$79,192,898		$48,284		$79,241,182
Commercial Mortgage-Backed Securities		– 0	–	895,119		– 0	–	895,119
Asset-Backed Securities		– 0	–	211,251		– 0	–	211,251
Preferred Stocks		– 0	–	– 0	–	13,712		13,712
Short-Term Investments		1,538,648		– 0	–	– 0	–	1,538,648

Total Investments in Securities		1,538,648		80,299,268		61,996		81,899,912
Other Financial Instruments(a):
Assets:
Interest Rate Swaps		– 0	–	173,080		– 0	–	173,080
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(472,084)		– 0	–	(472,084	)(b)

Total		$1,538,648		$80,000,264		$61,996		$81,600,908

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Massachusetts Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$224,585,892			$89,558		$224,675,450
Short-Term Municipal Notes		– 0	–	2,000,000			– 0	–	2,000,000
Asset-Backed Securities		– 0	–	477,733			– 0	–	477,733
Collateralized Mortgage Obligations		– 0	–	90,478			– 0	–	90,478
Preferred Stocks		– 0	–	– 0	–		25,436		25,436
Short-Term Investments		338,267		– 0	–		– 0	–	338,267

Total Investments in Securities		338,267		227,154,103			114,994		227,607,364
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	2,804,025			– 0	–	2,804,025	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	484,929			– 0	–	484,929	(b)
Interest Rate Swaps		– 0	–	312,578			– 0	–	312,578
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(679,036)			– 0	–	(679,036	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(103,024)			– 0	–	(103,024	)(b)

Total		$338,267		$229,973,575			$114,994		$230,426,836

AB Minnesota Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$29,041,506		$	– 0	–	$29,041,506
Short-Term Investments		925,927		– 0	–		– 0	–	925,927

Total Investments in Securities		925,927		29,041,506			– 0	–	29,967,433
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	757,139			– 0	–	757,139	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	3,097			– 0	–	3,097	(b)
Interest Rate Swaps		– 0	–	86,282			– 0	–	86,282
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(181,429)			– 0	–	(181,429	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(313,961)			– 0	–	(313,961	)(b)

Total		$925,927		$29,392,634		$	– 0	–	$30,318,561

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NOTES TO FINANCIAL STATEMENTS (continued)

AB New Jersey Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$65,327,187		$44,913		$65,372,100
Asset-Backed Securities		– 0	–	119,604		– 0	–	119,604
Corporates—Non-Investment Grade		– 0	–	– 0	–	17,500		17,500
Preferred Stocks		– 0	–	– 0	–	11,943		11,943
Short-Term Investments		883,573		– 0	–	– 0	–	883,573

Total Investments in Securities		883,573		65,446,791		74,356		66,404,720
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	1,022,030		– 0	–	1,022,030	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	11,932		– 0	–	11,932	(b)
Interest Rate Swaps		– 0	–	127,614		– 0	–	127,614
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(195,799)		– 0	–	(195,799	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(177,050)		– 0	–	(177,050	)(b)

Total		$883,573		$66,235,518		$74,356		$67,193,447

AB Ohio Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$42,545,407		$35,823		$42,581,230
Asset-Backed Securities		– 0	–	195,001		– 0	–	195,001
Preferred Stocks		– 0	–	– 0	–	10,173		10,173
Corporates—Non-Investment Grade		– 0	–	– 0	–	10,000		10,000

Total Investments in Securities		– 0	–	42,740,408		55,996		42,796,404
Other Financial Instruments(a):
Assets:
Interest Rate Swaps		– 0	–	121,414		– 0	–	121,414
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(131,315)		– 0	–	(131,315	)(b)

Total	$	– 0	–	$42,730,507		$55,996		$42,786,503

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Pennsylvania Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$46,607,324		$35,044		$46,642,368
Preferred Stocks		– 0	–	– 0	–	9,952		9,952
Short-Term Investments		611,032		– 0	–	– 0	–	611,032

Total Investments in Securities		611,032		46,607,324		44,996		47,263,352
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	7,159		– 0	–	7,159	(b)
Interest Rate Swaps		– 0	–	117,798		– 0	–	117,798
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(228,163)		– 0	–	(228,163	)(b)

Total		$611,032		$46,504,118		$44,996		$47,160,146

AB Virginia Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$182,297,518		$86,442	(c)	$182,383,960
Short-Term Municipal Notes		– 0	–	2,310,000		– 0	–	2,310,000
Asset-Backed Securities		– 0	–	505,570		– 0	–	505,570
Preferred Stocks		– 0	–	– 0	–	24,552		24,552
Short-Term Investments		5,009,549		– 0	–	– 0	–	5,009,549

Total Investments in Securities		5,009,549		185,113,088		110,994	(c)	190,233,631
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	64,925		– 0	–	64,925	(b)
Interest Rate Swaps		– 0	–	306,378		– 0	–	306,378
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(616,267)		– 0	–	(616,267	)(b)

Total		$5,009,549		$184,868,124		$110,994	(c)	$189,988,667

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(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

(c)	The Fund held securities with zero market value at period end.

3. Taxes

It is each Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolios have a tax year-end of November 30 concurrent with the filing of the Portfolios’ tax returns.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolios are informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolios amortize premiums and accrete original issue and market discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to the Portfolios or based on other appropriate methods. Realized and unrealized gains and

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losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, each Portfolio pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of each Portfolio’s average daily net assets. Such fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses as a percentage of daily average net assets on an annual basis (the “Expense Caps”) as follows:

Portfolio	Class A	Class C	Advisor Class
AB Arizona	.78%	1.53%	.53%
AB Massachusetts	.77%	1.52%	.52%
AB Minnesota	.85%	1.60%	N/A
AB New Jersey	.82%	1.57%	N/A
AB Ohio	.80%	1.55%	N/A
AB Pennsylvania	.85%	1.60%	N/A
AB Virginia	.80%	1.55%	.55%

The Expense Caps will extend through September 30, 2024 and then may be extended by the Adviser for additional one year terms. For the year ended May 31, 2024, such reimbursements/waivers amounted to $255,811, $257,065, $156,986, $239,289, $180,475, $166,755 and $183,193 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio, respectively.

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Pursuant to the investment advisory agreement, each Portfolio may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the year ended May 31, 2024, the reimbursement for such services amounted to $70,120, $77,228, $74,511 and $77,870 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB New Jersey Portfolio and AB Virginia Portfolio, respectively.

For the year ended May 31, 2024, the Adviser voluntarily agreed to waive such fees in the amount of $79,569, $79,569 and $80,751 for AB Minnesota Portfolio, AB Ohio Portfolio and AB Pennsylvania Portfolio, respectively.

The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the year ended May 31, 2024, such compensation retained by ABIS amounted to: $17,981, $23,586, $17,806, $18,020, $17,995, $18,000 and $19,842 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio, respectively.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolios’ shares. The Distributor has advised the Portfolios that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares for each Portfolio for the year ended May 31, 2024, as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Portfolio	Class A		Class A			Class C
AB Arizona	$18		$	– 0	–	$	– 0	–
AB Massachusetts	– 0	–		4,230			1,191
AB Minnesota	– 0	–		– 0	–		129
AB New Jersey	29			– 0	–		6
AB Ohio	– 0	–		– 0	–		59
AB Pennsylvania	57			– 0	–		– 0	–
AB Virginia	18			– 0	–		77

The Portfolios may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective

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September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolios in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolios as an acquired fund fee and expense. For the year ended May 31, 2024, such waiver amounted to:

Portfolio	Amount	Portfolio	Amount
Arizona	$1,097	Ohio	$881
Massachusetts	7,371	Pennsylvania	1,067
Minnesota	561	Virginia	3,965
New Jersey	1,668

A summary of the Portfolios’ transactions in the Government Money Market Portfolio for the year ended May 31, 2024 is as follows:

Portfolio	Market Value 5/31/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/24 (000)		Dividend Income (000)
AB Arizona	$366	$15,144	$13,971	$1,539		$41
AB Massachusetts	288	100,422	100,372	338		274
AB Minnesota	813	6,802	6,689	926		22
AB New Jersey	2,657	17,487	19,260	884		69
AB Ohio	373	15,670	16,043	– 0	–	34
AB Pennsylvania	1,301	10,924	11,614	611		41
AB Virginia	5,178	41,226	41,394	5,010		163

NOTE C

Distribution Services Agreement

The Portfolios have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Portfolios’ average daily net assets attributable to Class A shares and 1% of the Portfolios’ average daily net assets attributable to Class C shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolios’

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operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class C
AB Arizona	$2,283,635
AB Massachusetts	4,177,151
AB Minnesota	2,873,961
AB New Jersey	3,846,753
AB Ohio	4,087,464
AB Pennsylvania	3,606,501
AB Virginia	3,517,389

While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolios’ shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended May 31, 2024, were as follows:

	Purchases				Sales
Portfolio	Investments	Government Securities			Investments	Government Securities
AB Arizona	$4,055,316	$	– 0	–	$10,050,558	$	– 0	–
AB Massachusetts	63,702,729		– 0	–	30,198,224		– 0	–
AB Minnesota	1,194,676		– 0	–	5,068,458		– 0	–
AB New Jersey	13,434,179		– 0	–	8,558,806		– 0	–
AB Ohio	7,289,383		– 0	–	15,860,056		– 0	–
AB Pennsylvania	9,305,838		– 0	–	10,343,789		– 0	–
AB Virginia	28,337,601		– 0	–	32,507,964		– 0	–

As of May 31, 2024, the cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

		Gross Unrealized		Net Unrealized Depreciation
Portfolio	Cost	Appreciation	(Depreciation)
AB Arizona	$87,159,456	$627,815	$(6,033,023)	$(5,405,208)
AB Massachusetts	235,950,520	4,888,892	(10,524,771)	(5,635,879)
AB Minnesota	31,625,078	931,834	(2,163,546)	(1,231,712)
AB New Jersey	67,371,276	1,838,408	(1,989,395)	(150,987)
AB Ohio	44,981,992	279,408	(2,433,783)	(2,154,375)
AB Pennsylvania	48,599,799	525,160	(1,916,071)	(1,390,911)
AB Virginia	197,793,940	1,975,540	(9,640,042)	(7,664,502)

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1. Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolios, as well as the methods in which they may be used are:

•	Swaps

Each Portfolio may enter into swaps for investment purposes or to hedge its exposure to interest rates or credit risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolios in accordance with the terms of the respective swaps to provide value and recourse to the Portfolios or their counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolios’ exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/(depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a

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component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolios enter into a centrally cleared swap, each Portfolio deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Portfolios agree to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

Each Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolios may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolios may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

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In addition, the Portfolios may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolios anticipate purchasing at a later date. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments).

During the year ended May 31, 2024, the Portfolios held interest rate swaps for hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the year ended May 31, 2024, the AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio held inflation (CPI) swaps for hedging purposes.

The Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolios typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolios’ net liability, held by the defaulting party, may be delayed or denied.

The Portfolios’ ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the

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Portfolios decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolios’ OTC counterparty has the right to terminate such transaction and require the Portfolios to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the year ended May 31, 2024, the Portfolios had entered into the following derivatives:

AB Arizona Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts			Payable for variation margin on centrally cleared swaps	$472,333	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	$173,080

Total		$173,080		$472,333

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$955,006	$(1,541,894)

Total		$955,006	$(1,541,894)

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AB Massachusetts Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location.	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$3,288,954	*	Payable for variation margin on centrally cleared swaps	$781,370	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	312,578

Total		$3,601,532			$781,370

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$60,155	$(241,162)

Total		$60,155	$(241,162)

AB Minnesota Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$760,236	*	Payable for variation margin on centrally cleared swaps	$494,983	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	86,282

Total		$846,518			$494,983

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(40,814)	$(322,666)

Total		$(40,814)	$(322,666)

AB New Jersey Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$1,033,962	*	Payable for variation margin on centrally cleared swaps	$372,849	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	127,614

Total		$1,161,576			$372,849

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(134,978)	$(143,909)

Total		$(134,978)	$(143,909)

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AB Ohio Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts			Payable for variation margin on centrally cleared swaps	$131,417	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	$121,414

Total		$121,414		$131,417

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(104,947)	$(185,393)

Total		$(104,947)	$(185,393)

AB Pennsylvania Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$7,159	*	Payable for variation margin on centrally cleared swaps	$228,503	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	117,798

Total		$124,957			$228,503

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$543,934	$(921,668)

Total		$543,934	$(921,668)

AB Virginia Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$64,925	*	Payable for variation margin on centrally cleared swaps	$616,800	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	306,378

Total		$371,303			$616,800

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$1,190,938	$(2,551,660)

Total		$1,190,938	$(2,551,660)

The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the year ended May 31, 2024:

AB Arizona Portfolio
Interest Rate Swaps:
Average notional amount	$1,675,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$12,320,769
Centrally Cleared Inflation Swaps:
Average notional amount	$19,080,000	(a)

(a)	Positions were open for four months during the year.

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AB Massachusetts Portfolio
Interest Rate Swaps:
Average notional amount	$3,025,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$39,202,308
Centrally Cleared Inflation Swaps:
Average notional amount	$35,120,000

AB Minnesota Portfolio
Interest Rate Swaps:
Average notional amount	$835,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$11,856,923
Centrally Cleared Inflation Swaps:
Average notional amount	$9,380,000

AB New Jersey Portfolio
Interest Rate Swaps:
Average notional amount	$1,235,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$5,627,692
Centrally Cleared Inflation Swaps:
Average notional amount	$11,820,000

AB Ohio Portfolio
Interest Rate Swaps:
Average notional amount	$1,175,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$7,704,615

AB Pennsylvania Portfolio
Interest Rate Swaps:
Average notional amount	$1,140,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$12,165,385
Centrally Cleared Inflation Swaps:
Average notional amount	$11,600,000	(a)

(a)	Positions were open for four months during the year.

AB Virginia Portfolio
Interest Rate Swaps:
Average notional amount	$2,965,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$24,064,615
Centrally Cleared Inflation Swaps:
Average notional amount	$37,080,000	(a)

(a)	Positions were open for ten months during the year.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

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All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of May 31, 2024. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

AB Arizona Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$173,080	$	– 0	–	$	– 0	–	$	– 0	–	$173,080

Total	$173,080	$	– 0	–	$	– 0	–	$	– 0	–	$173,080	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Massachusetts Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*	Net Amount of Derivative Assets
Citibank, NA	$312,578	$	– 0	–	$	– 0	–	$(261,803)	$50,775

Total	$312,578	$	– 0	–	$	– 0	–	$(261,803)	$50,775	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Minnesota Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$86,282	$	– 0	–	$	– 0	–	$	– 0	–	$86,282

Total	$86,282	$	– 0	–	$	– 0	–	$	– 0	–	$86,282	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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AB New Jersey Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$127,614	$	– 0	–	$	– 0	–	$	– 0	–	$127,614

Total	$127,614	$	– 0	–	$	– 0	–	$	– 0	–	$127,614	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Ohio Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$121,414	$	– 0	–	$	– 0	–	$	– 0	–	$121,414

Total	$121,414	$	– 0	–	$	– 0	–	$	– 0	–	$121,414	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Pennsylvania Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$117,798	$	– 0	–	$	– 0	–	$	– 0	–	$117,798

Total	$117,798	$	– 0	–	$	– 0	–	$	– 0	–	$117,798	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Virginia Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*	Net Amount of Derivative Assets
Citibank, NA	$306,378	$	– 0	–	$	– 0	–	$(244,721)	$61,657

Total	$306,378	$	– 0	–	$	– 0	–	$(244,721)	$61,657	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each Portfolio were as follows:

	AB Arizona Portfolio
	Shares		Amount
	Year Ended May 31, 2024	Year Ended May 31, 2023	Year Ended May 31, 2024	Year Ended May 31, 2023

Class A
Shares sold	242,360	976,602	$2,472,366	$10,017,113

Shares issued in reinvestment of dividends	107,932	131,144	1,090,301	1,336,610

Shares converted from Class C	89,232	34,592	902,885	350,566

Shares redeemed	(1,778,232)	(2,767,797)	(17,974,343)	(28,191,287)

Net decrease	(1,338,708)	(1,625,459)	$(13,508,791)	$(16,486,998)

Class C
Shares sold	6,886	36,887	$68,907	$373,574

Shares issued in reinvestment of dividends	3,755	6,032	37,855	61,365

Shares converted to Class A	(89,382)	(34,637)	(902,885)	(350,566)

Shares redeemed	(101,168)	(94,747)	(1,023,687)	(962,790)

Net decrease	(179,909)	(86,465)	$(1,819,810)	$(878,417)

Advisor Class
Shares sold	858,573	765,538	$8,720,167	$7,821,695

Shares issued in reinvestment of dividends	23,618	13,374	238,659	136,236

Shares redeemed	(579,373)	(535,021)	(5,815,477)	(5,374,409)

Net increase	302,818	243,891	$3,143,349	$2,583,522

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	AB Massachusetts Portfolio
	Shares		Amount
	Year Ended May 31, 2024	Year Ended May 31, 2023	Year Ended May 31, 2024	Year Ended May 31, 2023

Class A
Shares sold	733,471	814,946	$7,521,158	$8,494,068

Shares issued in reinvestment of dividends	155,754	166,957	1,598,848	1,723,630

Shares converted from Class C	133,271	128,710	1,373,564	1,339,523

Shares redeemed	(1,796,712)	(2,528,630)	(18,385,205)	(26,050,756)

Net decrease	(774,216)	(1,418,017)	$(7,891,635)	$(14,493,535)

Class C
Shares sold	16,438	40,715	$165,386	$421,549

Shares issued in reinvestment of dividends	9,561	11,778	97,879	121,330

Shares converted to Class A	(133,533)	(128,958)	(1,373,564)	(1,339,523)

Shares redeemed	(132,763)	(162,277)	(1,368,285)	(1,673,092)

Net decrease	(240,297)	(238,742)	$(2,478,584)	$(2,469,736)

Advisor Class
Shares sold	8,420,487	6,904,856	$84,501,292	$71,194,909

Shares issued in reinvestment of dividends	270,173	175,545	2,780,151	1,812,941

Shares redeemed	(4,777,045)	(6,496,045)	(48,715,634)	(67,050,540)

Net increase	3,913,615	584,356	$38,565,809	$5,957,310

	AB Minnesota Portfolio
	Shares		Amount
	Year Ended May 31, 2024	Year Ended May 31, 2023	Year Ended May 31, 2024	Year Ended May 31, 2023

Class A
Shares sold	142,555	424,294	$1,340,657	$4,013,726

Shares issued in reinvestment of dividends	53,815	67,209	503,557	635,070

Shares converted from Class C	19,675	17,850	182,803	170,276

Shares redeemed	(670,994)	(1,778,988)	(6,283,754)	(16,898,447)

Net decrease	(454,949)	(1,269,635)	$(4,256,737)	$(12,079,375)

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	AB Minnesota Portfolio
	Shares		Amount
	Year Ended May 31, 2024	Year Ended May 31, 2023	Year Ended May 31, 2024	Year Ended May 31, 2023

Class C
Shares sold	5,612	16,334	$52,610	$156,260

Shares issued in reinvestment of dividends	2,231	4,236	20,873	40,071

Shares converted to Class A	(19,653)	(17,831)	(182,803)	(170,276)

Shares redeemed	(56,389)	(113,622)	(530,968)	(1,062,160)

Net decrease	(68,199)	(110,883)	$(640,288)	$(1,036,105)

	AB New Jersey Portfolio
	Shares		Amount
	Year Ended May 31, 2024	Year Ended May 31, 2023	Year Ended May 31, 2024	Year Ended May 31, 2023

Class A
Shares sold	1,391,585	856,008	$12,564,181	$7,762,589

Shares issued in reinvestment of dividends	130,741	118,266	1,174,259	1,066,386

Shares converted from Class C	49,850	68,189	446,523	614,165

Shares redeemed	(1,257,806)	(1,075,895)	(11,292,815)	(9,703,958)

Net increase (decrease)	314,370	(33,432)	$2,892,148	$(260,818)

Class C
Shares sold	9,036	23,924	$82,324	$216,367

Shares issued in reinvestment of dividends	2,604	514	23,321	5,334

Shares converted to Class A	(49,807)	(68,158)	(446,523)	(614,165)

Shares redeemed	(51,517)	(38,347)	(464,131)	(341,796)

Net decrease	(89,684)	(82,067)	$(805,009)	$(734,260)

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	AB Ohio Portfolio
	Shares		Amount
	Year Ended May 31, 2024	Year Ended May 31, 2023	Year Ended May 31, 2024	Year Ended May 31, 2023

Class A
Shares sold	198,926	670,606	$1,830,573	$6,105,466

Shares issued in reinvestment of dividends	89,309	105,356	815,353	966,530

Shares converted from Class C	17,470	31,112	158,025	289,706

Shares redeemed	(1,124,582)	(2,897,489)	(10,303,476)	(26,738,110)

Net decrease	(818,877)	(2,090,415)	$(7,499,525)	$(19,376,408)

Class C
Shares sold	11,022	39,722	$100,712	$362,246

Shares issued in reinvestment of dividends	3,466	3,663	31,617	33,579

Shares converted to Class A	(17,487)	(31,144)	(158,025)	(289,706)

Shares redeemed	(1,957)	(41,000)	(17,633)	(375,268)

Net decrease	(4,956)	(28,759)	$(43,329)	$(269,149)

	AB Pennsylvania Portfolio
	Shares		Amount
	Year Ended May 31, 2024	Year Ended May 31, 2023	Year Ended May 31, 2024	Year Ended May 31, 2023

Class A
Shares sold	432,436	556,078	$4,128,716	$5,301,598

Shares issued in reinvestment of dividends	102,104	102,513	970,438	985,728

Shares converted from Class C	23,498	21,399	223,895	211,888

Shares redeemed	(893,086)	(1,266,356)	(8,467,958)	(12,152,248)

Net decrease	(335,048)	(586,366)	$(3,144,909)	$(5,653,034)

Class C
Shares sold	3,749	21,576	$36,000	$202,642

Shares issued in reinvestment of dividends	983	1,426	9,342	13,728

Shares converted to Class A	(23,497)	(21,397)	(223,895)	(211,888)

Shares redeemed	(32,942)	(34)	(310,062)	(330)

Net increase (decrease)	(51,707)	1,571	$(488,615)	$4,152

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	AB Virginia Portfolio
	Shares		Amount
	Year Ended May 31, 2024	Year Ended May 31, 2023	Year Ended May 31, 2024	Year Ended May 31, 2023

Class A
Shares sold	419,411	896,713	$4,304,367	$9,303,151

Shares issued in reinvestment of dividends	175,135	180,358	1,801,969	1,859,464

Shares converted from Class C	115,113	66,508	1,185,772	682,992

Shares redeemed	(1,649,606)	(2,517,834)	(16,929,656)	(25,973,402)

Net decrease	(939,947)	(1,374,255)	$(9,637,548)	$(14,127,795)

Class C
Shares sold	56,502	140,321	$587,233	$1,437,680

Shares issued in reinvestment of dividends	8,679	10,374	89,001	106,715

Shares converted to Class A	(115,405)	(66,682)	(1,185,772)	(682,992)

Shares redeemed	(156,851)	(185,254)	(1,624,520)	(1,909,367)

Net decrease	(207,075)	(101,241)	$(2,134,058)	$(1,047,964)

Advisor Class
Shares sold	3,400,459	4,951,888	$34,715,054	$51,254,070

Shares issued in reinvestment of dividends	142,762	121,707	1,469,715	1,255,816

Shares redeemed	(3,967,787)	(5,362,318)	(40,208,094)	(54,985,611)

Net decrease	(424,566)	(288,723)	$(4,023,325)	$(2,475,725)

NOTE F

Risks Involved in Investing in the Portfolios

Market Risk—The value of the Portfolios’ assets will fluctuate as the bond market fluctuates. The value of the Portfolios’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Portfolios may be subject to a greater

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risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, catastrophic natural disasters, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, and public health crises (including the occurrence of a contagious disease or illness). The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

The municipal securities issued by Puerto Rico and its government agencies and municipalities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a challenging economic and fiscal environment. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full

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principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Tax Risk—There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ net asset value, or NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolio would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for

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the Portfolios. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolios to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolios.

LIBOR Replacement Risk—The Portfolios may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (“LIBOR”) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolios are subject to management risk because they are actively-managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolios, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolios did not utilize the Facility during the year ended May 31, 2024.

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NOTE H

Distributions to Shareholders

The tax character of distributions paid during the tax years ended November 30, 2023 and November 30, 2022 were as follows:

AB Arizona Portfolio	December 1, 2022 to November 30, 2023	December 1, 2021 to November 30, 2022
Distributions paid from:
Ordinary income	$170,580	$78,300

Total taxable distributions	170,580	78,300
Tax exempt distributions	2,401,928	2,821,654

Total distributions paid	$2,572,508	$2,899,954

AB Massachusetts Portfolio	December 1, 2022 to November 30, 2023	December 1, 2021 to November 30, 2022
Distributions paid from:
Ordinary income	$790,969	$278,803

Total taxable distributions	790,969	278,803
Tax exempt distributions	5,480,325	5,069,730

Total distributions paid	$6,271,294	$5,348,533

AB Minnesota Portfolio	December 1, 2022 to November 30, 2023	December 1, 2021 to November 30, 2022
Distributions paid from:
Ordinary income	$66,886	$82,286

Total taxable distributions	66,886	82,286
Tax exempt distributions	796,513	1,023,480

Total distributions paid	$863,399	$1,105,766

AB New Jersey Portfolio	December 1, 2022 to November 30, 2023	December 1, 2021 to November 30, 2022
Distributions paid from:
Ordinary income	$130,145	$108,341

Total taxable distributions	130,145	108,341
Tax exempt distributions	1,859,279	1,816,637

Total distributions paid	$1,989,424	$1,924,978

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AB Ohio Portfolio	December 1, 2022 to November 30, 2023	December 1, 2021 to November 30, 2022
Distributions paid from:
Ordinary income	$84,616	$30,295

Total taxable distributions	84,616	30,295
Tax exempt distributions	1,397,092	1,614,922

Total distributions paid	$1,481,708	$1,645,217

AB Pennsylvania Portfolio	December 1, 2022 to November 30, 2023	December 1, 2021 to November 30, 2022
Distributions paid from:
Ordinary income	$99,980	$51,765

Total taxable distributions	99,980	51,765
Tax exempt distributions	1,446,609	1,530,796

Total distributions paid	$1,546,589	$1,582,561

AB Virginia Portfolio	December 1, 2022 to November 30, 2023	December 1, 2021 to November 30, 2022
Distributions paid from:
Ordinary income	$390,452	$224,071

Total taxable distributions	390,452	224,071
Tax exempt distributions	5,086,938	5,072,334

Total distributions paid	$5,477,390	$5,296,405

As of November 30, 2023, the Portfolios’ most recent tax year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income(a)			Accumulated Capital and Other Losses(b)	Unrealized Appreciation (Depreciation)(c)	Total Accumulated Earnings (Deficit)(d)
AB Arizona	$	– 0	–	$(1,144,913)	$(6,389,374)	$(7,534,287)
AB Massachusetts		31,949		(2,495,601)	(5,470,978)	(7,934,630)
AB Minnesota		– 0	–	(301,426)	(1,277,214)	(1,578,640)
AB New Jersey		– 0	–	(1,124,410)	(112,374)	(1,236,784)
AB Ohio		1,867		(2,985,443)	(3,019,516)	(6,003,092)
AB Pennsylvania		1,066		(1,050,216)	(1,538,903)	(2,588,053)
AB Virginia		– 0	–	(5,712,937)	(7,035,853)	(12,748,790)

(a)	These amounts represent 100% tax exempt income.

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(b)

At November 30, 2022, AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio, and AB Virginia Portfolio had capital loss carryforwards for federal income tax purposes. During the fiscal year, AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio, and AB Virginia Portfolio had net capital loss carryforwards of $1,144,913, $2,495,601, $301,426, $1,124,410, $2,985,443, $1,050,216, and $5,712,937, respectively.

(c)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales, debt restructuring, and the tax treatment of swaps.

(d)	The difference between book-basis and tax-basis components of accumulated earnings (deficit) is attributable primarily to dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

As of November 30, 2023, the Portfolios’ most recent tax year end, the Portfolios’ had net capital loss carryforwards as follows:

Portfolio	Short-Term Amount	Long-Term Amount
AB Arizona	$1,144,913	$	– 0	–
AB Massachusetts	2,495,601		– 0	–
AB Minnesota	301,426		– 0	–
AB New Jersey	1,124,410		– 0	–
AB Ohio	2,985,443		– 0	–
AB Pennsylvania	1,050,216		– 0	–
AB Virginia	5,712,937		– 0	–

During the current fiscal year, the Portfolios had adjustments due to permanent differences. Permanent differences have no effect on net assets. The effect of such permanent differences on each Portfolio — primarily due to return of capital distributions — is reflected as an adjustment to the components of capital as of May 31, 2024 as shown below:

Portfolio	Increase (Decrease) to Additional Paid-In Capital		Increase (Decrease) to Distributable Earnings / (Accumulated Loss)
AB Arizona	$(5,087)		$5,087
AB Massachusetts	– 0	–	– 0	–
AB Minnesota	(955)		955
AB New Jersey	(1,299)		1,299
AB Ohio	– 0	–	– 0	–
AB Pennsylvania	– 0	–	– 0	–
AB Virginia	(2,887)		2,887

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NOTE I

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Arizona Portfolio
	Class A
	Year Ended May 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.13	$ 10.54	$ 11.43	$ 11.01	$ 11.22

Income From Investment Operations

Net investment income(a)(b)	.31	.29	.26	.28	.30

Net realized and unrealized gain (loss) on investment transactions	.01 (f)	(.41)	(.89)	.43	(.21)

Net increase (decrease) in net asset value from operations	.32	(.12)	(.63)	.71	.09

Less: Dividends

Dividends from net investment income	(.29)	(.29)	(.26)	(.29)	(.30)

Net asset value, end of period	$ 10.16	$ 10.13	$ 10.54	$ 11.43	$ 11.01

Total Return

Total investment return based on net asset value(c)	3.18%	(1.09)%	(5.63)%	6.47%	.77%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$65,260	$78,643	$98,963	$109,779	$105,315

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.78%	.79%	.78%	.78%	.78%

Expenses, before waivers/reimbursements(d)	1.08%	1.08%	.99%	1.02%	1.00%

Net investment income(b)	3.07%	2.83%	2.34%	2.47%	2.69%

Portfolio turnover rate	5%	16%	7%	6%	13%

See footnote summary on pages 137.

120 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Arizona Portfolio
Class C
Year Ended May 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.12	$ 10.53	$ 11.41	$ 10.99	$ 11.20

Income From Investment Operations

Net investment income(a)(b)	.23	.21	.18	.20	.22

Net realized and unrealized gain (loss) on investment transactions	0	(f)	(.40)	(.89)	.42	(.22)

Net increase (decrease) in net asset value from operations	.23	(.19)	(.71)	.62	– 0	–

Less: Dividends

Dividends from net investment income	(.21)	(.22)	(.17)	(.20)	(.21)

Net asset value, end of period	$ 10.14	$ 10.12	$ 10.53	$ 11.41	$ 10.99

Total Return

Total investment return based on net asset value(c)	2.31%	(1.83)%	(6.26)%	5.68%	.02%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,717	$3,532	$4,585	$5,901	$8,935

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.53%	1.54%	1.53%	1.53%	1.53%

Expenses, before waivers/reimbursements(d)	1.84%	1.83%	1.74%	1.77%	1.75%

Net investment income(b)	2.30%	2.09%	1.59%	1.73%	1.95%

Portfolio turnover rate	5%	16%	7%	6%	13%

See footnote summary on pages 137-138.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Arizona Portfolio
	Advisor Class
	Year Ended May 31,			March 25 2021(e) to May 31,
	2024	2023	2022	2021

Net asset value, beginning of period	$ 10.13	$ 10.54	$ 11.43	$ 11.30

Income From Investment Operations

Net investment income(a)(b)	.34	.32	.29	.06

Net realized and unrealized gain (loss) on investment transactions	.01 (f)	(.41)	(.89)	.13

Net increase (decrease) in net asset value from operations	.35	(.09)	(.60)	.19

Dividends from net investment income	(.32)	(.32)	(.29)	(.06)

Net asset value, end of period	$ 10.16	$ 10.13	$ 10.54	$ 11.43

Total Return

Total investment return based on net asset value(c)	3.45%	(.84)%	(5.39)%	1.66%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13,439	$10,335	$8,182	$3,859

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.53%	.54%	.53%	.53	%^

Expenses, before waivers/reimbursements(d)	.83%	.83%	.74%	1.00	%^

Net investment income(b)	3.33%	3.09%	2.60%	2.70	%^

Portfolio turnover rate	5%	16%	7%	6%

See footnote summary on pages 137-138.

122 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Massachusetts Portfolio
	Class A
	Year Ended May 31,
	2024		2023	2022	2021	2020

Net asset value, beginning of period	$ 10.30		$ 10.66	$ 11.66	$ 11.15	$ 11.28

Income From Investment Operations

Net investment income(a)(b)	.30		.27	.24	.27	.31

Net realized and unrealized gain (loss) on investment transactions	(.03	)(f)	(.34)	(1.00)	.52	(.12)

Net increase (decrease) in net asset value from operations	.27		(.07)	(.76)	.79	.19

Less: Dividends

Dividends from net investment income	(.30)		(.29)	(.24)	(.28)	(.32)

Net asset value, end of period	$ 10.27		$ 10.30	$ 10.66	$ 11.66	$ 11.15

Total Return

Total investment return based on net asset value(c)	2.69%		(.64)%	(6.63)%	7.15%	1.67%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$77,741		$85,971	$104,117	$121,419	$114,592

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.77%		.77%	.77%	.77%	.77%

Expenses, before waivers/reimbursements(d)	.89%		.90%	.87%	.90%	.90%

Net investment income(b)	2.94%		2.65%	2.08%	2.36%	2.76%

Portfolio turnover rate	15%		14%	11%	4%	13%

See footnote summary on pages 137-138.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Massachusetts Portfolio
	Class C
	Year Ended May 31,
	2024		2023	2022	2021	2020

Net asset value, beginning of period	$ 10.28		$ 10.64	$ 11.64	$ 11.13	$ 11.26

Income From Investment Operations

Net investment income(a)(b)	.22		.20	.15	.19	.23

Net realized and unrealized gain (loss) on investment transactions	(.02	)(f)	(.35)	(1.00)	.51	(.13)

Net increase (decrease) in net asset value from operations	.20		(.15)	(.85)	.70	.10

Less: Dividends

Dividends from net investment income	(.23)		(.21)	(.15)	(.19)	(.23)

Net asset value, end of period	$ 10.25		$ 10.28	$ 10.64	$ 11.64	$ 11.13

Total Return

Total investment return based on net asset value(c)	1.92%		(1.39)%	(7.35)%	6.36%	.91%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,664		$6,146	$8,904	$16,789	$22,940

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.52%		1.52%	1.52%	1.52%	1.52%

Expenses, before waivers/reimbursements(d)	1.64%		1.65%	1.62%	1.65%	1.65%

Net investment income(b)	2.19%		1.90%	1.32%	1.62%	2.02%

Portfolio turnover rate	15%		14%	11%	4%	13%

See footnote summary on pages 137-138.

124 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Massachusetts Portfolio
	Advisor Class
	Year Ended May 31,
	2024		2023	2022	2021	2020

Net asset value, beginning of period	$ 10.30		$ 10.66	$ 11.66	$ 11.15	$ 11.27

Income From Investment Operations

Net investment income(a)(b)	.33		.30	.27	.30	.34

Net realized and unrealized gain (loss) on investment transactions	(.04	)(f)	(.35)	(1.00)	.52	(.11)

Net increase (decrease) in net asset value from operations	.29		(.05)	(.73)	.82	.23

Less: Dividends

Dividends from net investment income	(.33)		(.31)	(.27)	(.31)	(.35)

Net asset value, end of period	$ 10.26		$ 10.30	$ 10.66	$ 11.66	$ 11.15

Total Return

Total investment return based on net asset value(c)	2.85%		(.39)%	(6.39)%	7.42%	2.01%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$151,254		$111,450	$109,141	$78,396	$61,825

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.52%		.52%	.52%	.52%	.52%

Expenses, before waivers/reimbursements(d)	.64%		.65%	.62%	.65%	.65%

Net investment income(b)	3.19%		2.91%	2.34%	2.61%	3.00%

Portfolio turnover rate	15%		14%	11%	4%	13%

See footnote summary on pages 137-138.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Minnesota Portfolio
	Class A
	Year Ended May 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.41	$ 9.74	$ 10.56	$ 10.32	$ 10.33

Income From Investment Operations

Net investment income(a)(b)	.25	.23	.21	.22	.25

Net realized and unrealized gain (loss) on investment transactions	(.07)	(.31)	(.82)	.28	.01 (f)

Net increase (decrease) in net asset value from operations	.18	(.08)	(.61)	.50	.26

Less: Dividends

Dividends from net investment income	(.22)	(.25)	(.21)	(.26)	(.27)

Net asset value, end of period	$ 9.37	$ 9.41	$ 9.74	$ 10.56	$ 10.32

Total Return

Total investment return based on net asset value(c)	1.92%	(.84)%	(5.85)%	4.87%	2.51%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$29,388	$33,801	$47,331	$54,933	$49,723

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.85%	.85%	.85%	.85%	.85%

Expenses, before waivers/reimbursements(d)	1.57%	1.52%	1.10%	1.22%	1.26%

Net investment income(b)	2.69%	2.45%	2.01%	2.07%	2.44%

Portfolio turnover rate	4%	17%	9%	5%	10%

See footnote summary on pages 137-138.

126 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Minnesota Portfolio
	Class C
	Year Ended May 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.42	$ 9.75	$ 10.57	$ 10.33	$ 10.35

Income From Investment Operations

Net investment income(a)(b)	.18	.16	.13	.14	.18

Net realized and unrealized gain (loss) on investment transactions	(.07)	(.32)	(.82)	.28	(.01)

Net increase (decrease) in net asset value from operations	.11	(.16)	(.69)	.42	.17

Less: Dividends

Dividends from net investment income	(.15)	(.17)	(.13)	(.18)	(.19)

Net asset value, end of period	$ 9.38	$ 9.42	$ 9.75	$ 10.57	$ 10.33

Total Return

Total investment return based on net asset value(c)	1.15%	(1.59)%	(6.56)%	4.08%	1.64%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,224	$1,872	$3,018	$4,420	$4,922

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.60%	1.60%	1.60%	1.60%	1.60%

Expenses, before waivers/reimbursements(d)	2.33%	2.27%	1.86%	1.97%	2.02%

Net investment income(b)	1.94%	1.70%	1.25%	1.31%	1.69%

Portfolio turnover rate	4%	17%	9%	5%	10%

See footnote summary on pages 137-138.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB New Jersey Portfolio
	Class A
	Year Ended May 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.04	$ 9.29	$ 10.13	$ 9.59	$ 9.84

Income From Investment Operations

Net investment income(a)(b)	.31	.28	.27	.28	.30

Net realized and unrealized gain (loss) on investment transactions	(.06)	(.23)	(.84)	.55	(.25)

Net increase (decrease) in net asset value from operations	.25	.05	(.57)	.83	.05

Less: Dividends

Dividends from net investment income	(.30)	(.30)	(.27)	(.29)	(.30)

Net asset value, end of period	$ 8.99	$ 9.04	$ 9.29	$ 10.13	$ 9.59

Total Return

Total investment return based on net asset value(c)	2.81%	.55%	(5.71)%	8.74%	.50%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$62,537	$60,002	$62,000	$70,145	$66,446

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.82%	.82%	.82%	.82%	.84%

Expenses, before waivers/reimbursements(d)	1.21%	1.27%	1.15%	1.14%	1.12%

Net investment income(b)	3.43%	3.14%	2.70%	2.78%	3.09%

Portfolio turnover rate	14%	26%	21%	22%	10%

See footnote summary on pages 137-138.

128 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB New Jersey Portfolio
	Class C
	Year Ended May 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.04	$ 9.30	$ 10.13	$ 9.60	$ 9.85

Income From Investment Operations

Net investment income(a)(b)	.24	.21	.19	.20	.23

Net realized and unrealized gain (loss) on investment transactions	(.05)	(.24)	(.82)	.54	(.25)

Net increase (decrease) in net asset value from operations	.19	(.03)	(.63)	.74	(.02)

Less: Dividends

Dividends from net investment income	(.23)	(.23)	(.20)	(.21)	(.23)

Net asset value, end of period	$ 9.00	$ 9.04	$ 9.30	$ 10.13	$ 9.60

Total Return

Total investment return based on net asset value(c)	2.14%	(.31)%	(6.33)%	7.81%	(.25)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$736	$1,551	$2,357	$5,269	$7,891

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.57%	1.57%	1.57%	1.57%	1.59%

Expenses, before waivers/reimbursements(d)	1.95%	2.02%	1.89%	1.89%	1.87%

Net investment income(b)	2.67%	2.37%	1.92%	2.05%	2.34%

Portfolio turnover rate	14%	26%	21%	22%	10%
See footnote summary on pages 137-138.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Ohio Portfolio
	Class A
	Year Ended May 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.15	$ 9.50	$ 10.34	$ 9.88	$ 10.01

Income From Investment Operations

Net investment income(a)(b)	.28	.26	.23	.26	.28

Net realized and unrealized gain (loss) on investment transactions	.03	(.34)	(.84)	.46	(.13)

Net increase (decrease) in net asset value from operations	.31	(.08)	(.61)	.72	.15

Less: Dividends

Dividends from net investment income	(.27)	(.27)	(.23)	(.26)	(.28)

Net asset value, end of period	$ 9.19	$ 9.15	$ 9.50	$ 10.34	$ 9.88

Total Return

Total investment return based on net asset value(c)	3.42%	(.84)%	(6.04)%	7.40%	1.45%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$42,262	$49,565	$71,345	$69,533	$66,573

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.81%	.81%	.80%	.80%	.81%

Expenses, before waivers/reimbursements(d)	1.35%	1.31%	1.15%	1.16%	1.13%

Net investment income(b)	3.07%	2.83%	2.32%	2.52%	2.78%

Portfolio turnover rate	16%	12%	15%	17%	19%

See footnote summary on pages 137-138.

130 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Ohio Portfolio
	Class C
	Year Ended May 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.14	$ 9.49	$ 10.34	$ 9.88	$ 10.01

Income From Investment Operations

Net investment income(a)(b)	.21	.19	.16	.18	.20

Net realized and unrealized gain (loss) on investment transactions	.03	(.34)	(.86)	.47	(.13)

Net increase (decrease) in net asset value from operations	.24	(.15)	(.70)	.65	.07

Less: Dividends

Dividends from net investment income	(.20)	(.20)	(.15)	(.19)	(.20)

Net asset value, end of period	$ 9.18	$ 9.14	$ 9.49	$ 10.34	$ 9.88

Total Return

Total investment return based on net asset value(c)	2.65%	(1.58)%	(6.85)%	6.60%	.70%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,499	$1,538	$1,870	$3,986	$5,728

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.56%	1.56%	1.55%	1.55%	1.56%

Expenses, before waivers/reimbursements(d)	2.11%	2.07%	1.90%	1.91%	1.88%

Net investment income(b)	2.32%	2.10%	1.55%	1.78%	2.03%

Portfolio turnover rate	16%	12%	15%	17%	19%

See footnote summary on pages 137-138.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Pennsylvania Portfolio
	Class A
	Year Ended May 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.57	$ 9.96	$ 10.90	$ 10.45	$ 10.55

Income From Investment Operations

Net investment income(a)(b)	.31	.28	.26	.28	.31

Net realized and unrealized gain (loss) on investment transactions	(.06)	(.38)	(.93)	.46	(.11)

Net increase (decrease) in net asset value from operations	.25	(.10)	(.67)	.74	.20

Less: Dividends

Dividends from net investment income	(.30)	(.29)	(.27)	(.29)	(.30)

Net asset value, end of period	$ 9.52	$ 9.57	$ 9.96	$ 10.90	$ 10.45

Total Return

Total investment return based on net asset value(c)	2.61%	(1.01)%	(6.31)%	7.15%	1.95%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$46,646	$50,082	$57,968	$64,592	$66,575

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.85%	.85%	.85%	.85%	.85%

Expenses, before waivers/reimbursements(d)	1.36%	1.35%	1.18%	1.19%	1.14%

Net investment income(b)	3.30%	2.88%	2.46%	2.64%	2.91%

Portfolio turnover rate	19%	15%	13%	12%	11%

See footnote summary on pages 137-138.

132 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Pennsylvania Portfolio
	Class C
	Year Ended May 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.57	$ 9.96	$ 10.91	$ 10.45	$ 10.56

Income From Investment Operations

Net investment income(a)(b)	.24	.21	.18	.20	.23

Net realized and unrealized gain (loss) on investment transactions	(.06)	(.39)	(.95)	.47	(.12)

Net increase (decrease) in net asset value from operations	.18	(.18)	(.77)	.67	.11

Less: Dividends

Dividends from net investment income	(.22)	(.21)	(.18)	(.21)	(.22)

Net asset value, end of period	$ 9.53	$ 9.57	$ 9.96	$ 10.91	$ 10.45

Total Return

Total investment return based on net asset value(c)	1.95%	(1.76)%	(7.11)%	6.45%	1.09%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$532	$1,029	$1,056	$3,136	$4,181

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.60%	1.60%	1.60%	1.60%	1.60%

Expenses, before waivers/reimbursements(d)	2.11%	2.10%	1.93%	1.94%	1.89%

Net investment income(b)	2.52%	2.13%	1.70%	1.89%	2.16%

Portfolio turnover rate	19%	15%	13%	12%	11%

See footnote summary on pages 137-138.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Virginia Portfolio
	Class A
	Year Ended May 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.31	$ 10.62	$ 11.61	$ 11.09	$ 11.19

Income From Investment Operations

Net investment income(a)(b)	.28	.26	.23	.26	.29

Net realized and unrealized gain (loss) on investment transactions	(.02)	(.30)	(.99)	.52	(.10)

Net increase (decrease) in net asset value from operations	.26	(.04)	(.76)	.78	.19

Less: Dividends

Dividends from net investment income	(.27)	(.27)	(.23)	(.26)	(.29)

Net asset value, end of period	$ 10.30	$ 10.31	$ 10.62	$ 11.61	$ 11.09

Total Return

Total investment return based on net asset value(c)	2.53%	(.37)%	(6.64)%	7.10%	1.71%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$105,807	$115,542	$133,626	$147,660	$133,346

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.80%	.80%	.80%	.80%	.80%

Expenses, before waivers/reimbursements(d)	.89%	.91%	.86%	.89%	.90%

Net investment income(b)	2.76%	2.49%	2.04%	2.27%	2.62%

Portfolio turnover rate	15%	13%	13%	9%	16%

See footnote summary on pages 137-138.

134 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Virginia Portfolio
	Class C
	Year Ended May 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.28	$ 10.59	$ 11.58	$ 11.07	$ 11.16

Income From Investment Operations

Net investment income(a)(b)	.21	.18	.15	.17	.21

Net realized and unrealized gain (loss) on investment transactions	(.03)	(.30)	(1.00)	.51	(.09)

Net increase (decrease) in net asset value from operations	.18	(.12)	(.85)	.68	.12

Less: Dividends

Dividends from net investment income	(.19)	(.19)	(.14)	(.17)	(.21)

Net asset value, end of period	$ 10.27	$ 10.28	$ 10.59	$ 11.58	$ 11.07

Total Return

Total investment return based on net asset value(c)	1.87%	(1.11)%	(7.37)%	6.22%	1.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,033	$7,163	$8,452	$13,118	$20,540

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.55%	1.55%	1.55%	1.55%	1.55%

Expenses, before waivers/reimbursements(d)	1.64%	1.67%	1.61%	1.64%	1.65%

Net investment income(b)	2.01%	1.74%	1.29%	1.53%	1.89%

Portfolio turnover rate	15%	13%	13%	9%	16%

See footnote summary on pages 137-138.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Virginia Portfolio
	Advisor Class
	Year Ended May 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.31	$ 10.62	$ 11.61	$ 11.10	$ 11.20

Income From Investment Operations

Net investment income(a)(b)	.31	.28	.26	.29	.32

Net realized and unrealized gain (loss) on investment transactions	(.01)	(.30)	(.99)	.51	(.10)

Net increase (decrease) in net asset value from operations	.30	(.02)	(.73)	.80	.22

Less: Dividends

Dividends from net investment income	(.30)	(.29)	(.26)	(.29)	(.32)

Net asset value, end of period	$ 10.31	$ 10.31	$ 10.62	$ 11.61	$ 11.10

Total Return

Total investment return based on net asset value(c)	2.89%	(.12)%	(6.41)%	7.27%	1.96%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$80,755	$85,165	$90,811	$75,692	$56,772

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.55%	.55%	.55%	.55%	.55%

Expenses, before waivers/reimbursements(d)	.64%	.66%	.61%	.64%	.65%

Net investment income(b)	3.01%	2.73%	2.30%	2.51%	2.87%

Portfolio turnover rate.	15%	13%	13%	9%	16%

See footnote summary on pages 137-138.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	The expense ratios presented below exclude interest/bank overdraft expense:

	Year Ended May 31,
	2024	2023	2022	2021	2020

AB Arizona Portfolio
Class A
Net of waivers/reimbursements	.78%	.78%	.78%	.78%	.78%
Before waivers/reimbursements	1.08%	1.07%	.99%	1.02%	1.00%
Class C
Net of waivers/reimbursements	1.53%	1.53%	1.53%	1.53%	1.53%
Before waivers/reimbursements	1.83%	1.82%	1.74%	1.77%	1.75%
Advisor Class
Net of waivers/reimbursements	.53%	.53%	.53%	.53%^	N/A
Before waivers/reimbursements	.83%	.82%	.74%	1.00%^	N/A

AB Massachusetts Portfolio
Class A
Net of waivers/reimbursements	.77%	.77%	.77%	.77%	.77%
Before waivers/reimbursements	.89%	.90%	.87%	.90%	.90%
Class C
Net of waivers/reimbursements	1.52%	1.52%	1.52%	1.52%	1.52%
Before waivers/reimbursements	1.64%	1.65%	1.62%	1.65%	1.65%
Advisor Class
Net of waivers/reimbursements	.52%	.52%	.52%	.52%	.52%
Before waivers/reimbursements	.64%	.65%	.62%	.65%	.65%

AB Minnesota Portfolio
Class A
Net of waivers/reimbursements	.85%	.85%	.85%	.85%	.85%
Before waivers/reimbursements	1.57%	1.52%	1.10%	1.22%	1.26%
Class C
Net of waivers/reimbursements	1.60%	1.60%	1.60%	1.60%	1.60%
Before waivers/reimbursements	2.33%	2.27%	1.86%	1.97%	2.02%

AB New Jersey Portfolio
Class A
Net of waivers/reimbursements	.82%	.82%	.82%	.82%	.82%
Before waivers/reimbursements	1.21%	1.27%	1.15%	1.14%	1.10%
Class C
Net of waivers/reimbursements	1.57%	1.57%	1.57%	1.57%	1.57%
Before waivers/reimbursements	1.94%	2.02%	1.89%	1.89%	1.85%

AB Ohio Portfolio
Class A
Net of waivers/reimbursements	.80%	.80%	.80%	.80%	.80%
Before waivers/reimbursements	1.35%	1.30%	1.15%	1.16%	1.12%
Class C
Net of waivers/reimbursements	1.55%	1.55%	1.55%	1.55%	1.55%
Before waivers/reimbursements	2.10%	2.06%	1.90%	1.91%	1.87%

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Year Ended May 31,
	2024	2023	2022	2021	2020

AB Pennsylvania Portfolio
Class A
Net of waivers/reimbursements	.85%	.85%	.85%	.85%	.85%
Before waivers/reimbursements	1.35%	1.35%	1.18%	1.19%	1.14%
Class C
Net of waivers/reimbursements	1.60%	1.60%	1.60%	1.60%	1.60%
Before waivers/reimbursements	2.10%	2.10%	1.93%	1.94%	1.89%

AB Virginia Portfolio
Class A
Net of waivers/reimbursements	.80%	.80%	.80%	.80%	.80%
Before waivers/reimbursements	.89%	.91%	.86%	.89%	.90%
Class C
Net of waivers/reimbursements	1.55%	1.55%	1.55%	1.55%	1.55%
Before waivers/reimbursements	1.64%	1.66%	1.61%	1.64%	1.65%
Advisor Class
Net of waivers/reimbursements	.55%	.55%	.55%	.55%	.55%
Before waivers/reimbursements	.64%	.66%	.61%	.64%	.65%

(e)	Commencement of distribution.

(f)

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Portfolio’s change in net realized and unrealized gain (loss) on investment transactions for the period.

^	Annualized.

See notes to financial statements.

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of

AB Municipal Income Fund II:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of AB Municipal Income Fund II (the “Fund”) (comprising the AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio (collectively referred to as the “Portfolios”)), including the portfolios of investments, as of May 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios comprising AB Municipal Income Fund II at May 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

July 29, 2024

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Information Regarding the Review and Approval of the Advisory Agreement in Respect of Each Fund

The disinterested trustees (the “directors”) of AB Municipal Income Fund II (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) at a meeting held in-person on August 1-2, 2023 (the “Meeting”):

•	AB Arizona Portfolio

•	AB Massachusetts Portfolio

•	AB Minnesota Portfolio

•	AB New Jersey Portfolio

•	AB Ohio Portfolio

•	AB Pennsylvania Portfolio

•	AB Virginia Portfolio

Prior to approval of the continuance of the Advisory Agreement in respect of each Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of each Fund. The directors also discussed the proposed continuances in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Funds and the money market fund advised by the Adviser in which the Funds invest a portion of their assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee in respect of each Fund. The directors did not identify any

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particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund and the overall arrangements between each Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for each Fund. The directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve a Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that each Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to such Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid in respect of a Fund, result in a higher rate of total compensation from such Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2021 and 2022 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Funds, including

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those relating to its subsidiaries that provide transfer agency and distribution services to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Funds before taxes and distribution expenses. The directors noted that AB Minnesota Portfolio was not profitable to the Adviser in the periods reviewed. The directors concluded that the Adviser’s level of profitability from its relationship with each other Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund advised by the Adviser in which the Funds invest, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower, and that AB Minnesota Portfolio’s unprofitability to the Adviser would be exacerbated, without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares (in the case of AB Arizona Portfolio, AB Massachusetts Portfolio and AB Virginia Portfolio) and the Class A Shares (in the case of each other Fund) against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares (in the case of AB Arizona Portfolio, AB Massachusetts Portfolio and AB Virginia Portfolio) and the Class A Shares (in the case of each other Fund) against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods, as applicable, ended May 31, 2023 and (in the case of comparisons with the broad-based securities market index) for the period from inception, as applicable. Based on their review, and after discussing with the Adviser the reasons for AB Arizona Portfolio’s underperformance in the most recent period, the directors concluded that each Fund’s investment performance was acceptable.

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Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by each Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as such Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared each Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median in the case of AB Minnesota Portfolio, equal to the median in the case of AB Massachusetts Portfolio, and above the median in the case of each of AB Arizona Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio.

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of any of the Funds.

In connection with their review of each Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares (in the case of AB Arizona Portfolio, AB Massachusetts Portfolio and AB Virginia Portfolio) and the Class A shares (in the case of AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio and AB Pennsylvania Portfolio) in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The expense ratio of each Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for each Fund. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. Based on their review, the directors concluded that the expense ratio for each of AB Arizona Portfolio and AB Massachusetts Portfolio was acceptable. The directors noted that the expense ratio for each of AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio and AB Pennsylvania Portfolio was above the medians, and that the expense ratio for AB Virginia Portfolio was above a median. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that each Fund’s expense ratio was acceptable.

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Economies of Scale

The directors noted that the advisory fee schedule for the Funds contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Funds’ shareholders would benefit from a sharing of economies of scale in the event a Fund’s net assets exceed a breakpoint in the future.

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NOTES

146 | AB MUNICIPAL INCOME FUND II	abfunds.com

NOTES

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NOTES

148 | AB MUNICIPAL INCOME FUND II	abfunds.com

AB MUNICIPAL INCOME FUND II

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

MIFII-0151-0524

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY OF AND AFFILIDATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes —Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund II

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	July 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	July 30, 2024

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	July 30, 2024